                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

                  Simon D. Collier, Principal Executive Officer
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110

                        Date of fiscal year end: March 31

          Date of reporting period: October 1, 2007 - December 31, 2007

Item 1. Schedule of Investmentes.

--------------------------------------------------------------------------------
ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

         SHARES                          SECURITY DESCRIPTION                                                           VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG POSITIONS - 98.8%
EQUITY SECURITIES - 54.7%
   COMMON STOCK - 53.0%
      CONSUMER DISCRETIONARY - 8.0%
             4,573  Abercrombie & Fitch Co. (g)                                                                      $    365,703
             4,200  Adidas AG                                                                                             312,294
            24,109  Aeropostale, Inc. (a) (g)                                                                             638,889
             3,900  Ambassadors Group, Inc. (g)                                                                            71,409
           118,475  American Eagle Outfitters, Inc. (g)                                                                 2,460,726
            22,600  AnnTaylor Stores Corp. (a) (g)                                                                        577,656
             5,600  Autoliv, Inc. (g)                                                                                     295,176
             3,200  Barnes & Noble, Inc. (g)                                                                              110,240
            43,525  Bed Bath & Beyond, Inc. (a) (g) (i)                                                                 1,279,200
             5,800  Best Buy Co., Inc. (g)                                                                                305,370
             6,225  Big Lots, Inc. (a) (g)                                                                                 99,538
             6,400  BJ's Wholesale Club, Inc. (a) (g)                                                                     216,512
            15,400  Brinker International, Inc. (g)                                                                       301,224
             3,968  Brown Shoe Co., Inc. (g)                                                                               60,195
           107,000  Building Materials Holding Corp. (g)                                                                  591,710
            38,000  Burger King Holdings, Inc. (g)                                                                      1,083,380
            50,800  Cabela's, Inc. (a)                                                                                    765,556
            96,780  Carmax, Inc. (a) (g)                                                                                1,911,405
            78,550  Carter's, Inc. (a) (g)                                                                              1,519,943
             2,200  Centex Corp. (g) (i)                                                                                   55,572
             5,376  Charlotte Russe Holding, Inc. (a) (g)                                                                  86,822
            27,600  Cheesecake Factory (a) (g)                                                                            654,396
             5,500  Chico's FAS, Inc. (a) (g)                                                                              49,665
             1,000  China Eastern Airlines Corporation, Ltd., ADR (a)                                                      97,660
             1,000  China Southern Airlines Company, Ltd., ADR (a)                                                         65,450
            18,900  Christopher & Banks Corp. (g)                                                                         216,405
            72,885  Cintas Corp. (g)                                                                                    2,450,394
             2,000  Circuit City Stores, Inc. (g) (i)                                                                       8,400
             5,000  Coach, Inc. (a) (g)                                                                                   152,900
             9,200  Copart, Inc. (a) (g)                                                                                  391,460
            11,645  Costco Wholesale Corp. (g)                                                                            812,355
            16,350  CROCS, Inc. (a) (g)                                                                                   601,844
             1,200  DR Horton, Inc. (g) (i)                                                                                15,804
             3,300  Deckers Outdoor Corp. (a) (g)                                                                         511,698
            14,974  Dollar Tree Stores, Inc. (a) (g)                                                                      388,126
            14,650  DreamWorks Animation SKG, Inc., Class A (a)                                                           374,161
             1,200  Ethan Allen Interiors, Inc. (g)                                                                        34,200
             5,700  Ezcorp, Inc., Class A (a) (g)                                                                          64,353
            52,292  Family Dollar Stores, Inc. (g)                                                                      1,005,575
             2,800  First Cash Financial Services, Inc. (a) (g)                                                            41,104
            12,000  Foot Locker, Inc. (g)                                                                                 163,920
            24,849  Ford Motor Co. (a)                                                                                    167,234
            25,000  Furniture Brands International, Inc. (i)                                                              251,500
            21,566  GameStop Corp., Class A (a) (g)                                                                     1,339,465
            16,900  Gap, Inc. (g)                                                                                         359,632
             6,457  General Motors Corp.                                                                                  160,715
            33,650  Goodyear Tire & Rubber Co. (a) (g)                                                                    949,603
             2,700  Gymboree Corp. (a) (g)                                                                                 82,242
            25,200  Hasbro, Inc. (g)                                                                                      644,616
            26,900  Herman Miller, Inc. (g)                                                                               871,291
             4,800  Hibbett Sports, Inc. (a) (g)                                                                           95,904
             9,300  HNI Corp. (g)                                                                                         326,058
            14,975  Home Depot, Inc. (g)                                                                                  403,427
            47,800  HOT Topic, Inc. (a) (g)                                                                               278,196
             2,500  Hovnanian Enterprises, Inc., Class A (a) (g) (i)                                                       17,925
            11,350  International Game Technology (g)                                                                     498,606
               804  J Crew Group, Inc. (a) (g)                                                                             38,761
             6,200  Jack in the Box, Inc. (a) (g)                                                                         159,774
             4,000  Knoll, Inc. (g)                                                                                        65,720
            40,450  Kohl's Corp. (a) (g) (i)                                                                            1,852,610
            28,735  Las Vegas Sands Corp. (a) (g)                                                                       2,961,142
             1,200  Lennar Corp., Class A (g) (i)                                                                          21,468
            31,100  Lowe's Cos., Inc. (g) (i)                                                                             703,482
             3,610  Macy's, Inc. (g)                                                                                       93,391
             1,500  Magna International, Inc., Class A (g)                                                                120,645
            19,000  Marvel Entertainment, Inc. (a) (g)                                                                    507,490
            11,963  McDonald's Corp. (g)                                                                                  704,741
            35,660  MGM Mirage (a) (g)                                                                                  2,996,153
            16,165  Mohawk Industries, Inc. (a) (g)                                                                     1,202,676
            22,042  Nike, Inc., Class B (g) (i)                                                                         1,415,978
               878  Nordstrom, Inc. (g)                                                                                    32,249
               300  NVR, Inc. (a) (g)                                                                                     157,200
             1,300  Oshkosh Truck Corp. (g)                                                                                61,438
            20,400  Paccar, Inc. (g)                                                                                    1,111,392
             7,100  Pacific Sunwear of California (a) (g)                                                                 100,181
             9,900  PF Chang's China Bistro, Inc. (a) (g)                                                                 226,116
             2,109  Phillips-Van Heusen Corp. (g)                                                                          77,738
            12,600  Polaris Industries, Inc. (g)                                                                          601,902
            68,200  Pulte Homes, Inc. (g) (i)                                                                             718,828
             2,685  RadioShack Corp. (g)                                                                                   45,269
            47,805  Royal Caribbean Cruises, Ltd. (g)                                                                   2,028,844
             4,600  Ruby Tuesday, Inc. (g)                                                                                 44,850
             3,400  Ryland Group, Inc. (g) (i)                                                                             93,670
            18,700  School Specialty, Inc. (a) (g)                                                                        646,085
             6,570  Sears Holdings Corp. (a)                                                                              670,469
            11,400  Select Comfort Corp. (a) (g)                                                                           79,914
            62,200  Sonic Corp. (a) (g)                                                                                 1,362,180
            61,350  Steak n Shake Co. (a) (g)                                                                             668,715
            23,800  Steelcase, Inc. (g)                                                                                   377,706

            32,200  Target Corp. (g) (i)                                                                                1,610,000
             1,300  Tech Data Corp. (a) (g)                                                                                49,036
             9,288  Tempur-Pedic International, Inc. (g)                                                                  241,209
             6,700  Thor Industries, Inc. (g)                                                                             254,667
            29,600  Tim Hortons, Inc. (g)                                                                               1,093,128
             2,000  Toll Brothers, Inc. (a) (g) (i)                                                                        40,120
            21,750  Toro Co. (g)                                                                                        1,184,070
             3,300  Tween Brands, Inc. (a) (g)                                                                             87,384
            27,500  Wabash National Corp. (g)                                                                             211,475
            48,000  Wal-Mart Stores, Inc. (g)                                                                           2,281,440
             2,130  Warnaco Group, Inc. (a) (g)                                                                            74,124
            82,057  Warner Music Group Corp. (g)                                                                          497,266
             2,845  Wendy's International, Inc. (g)                                                                        73,515
             7,700  WESCO International, Inc. (a) (g)                                                                     305,228
             6,900  Williams-Sonoma, Inc. (g)                                                                             178,710
            13,500  Winnebago Industries (g)                                                                              283,770
             8,400  WMS Industries, Inc. (a) (g)                                                                          307,776
             1,400  WW Grainger, Inc. (g)                                                                                 122,528
            28,540  Wynn Resorts, Ltd. (g)                                                                              3,200,190
            32,300  Yum! Brands, Inc. (g)                                                                               1,236,121
                                                                                                                       ----------
                                                                                                                       62,935,338
                                                                                                                       ----------

      CONSUMER STAPLES - 5.4%
            57,000  Aaron Rents, Inc.                                                                                   1,096,680
            61,469  Accenture, Ltd., Class A (g)                                                                        2,214,728
               642  Alcon, Inc. (g)                                                                                        91,832
            13,900  Allergan, Inc. (g)                                                                                    892,936
            17,400  American Greetings Corp., Class A (g)                                                                 353,220
             2,500  AMN Healthcare Services, Inc. (a) (g)                                                                  42,925
            16,395  Anheuser-Busch Cos., Inc. (g)                                                                         858,114
            21,325  Apollo Group, Inc., Class A (a) (g) (i)                                                             1,495,949
             5,900  Arbitron, Inc. (g)                                                                                    245,263
            22,100  Avon Products, Inc. (g)                                                                               873,613
             1,989  BioMarin Pharmaceuticals, Inc. (a) (g)                                                                 70,411
             7,700  Blyth, Inc. (g)                                                                                       168,938
            27,000  Bowne & Co., Inc. (g)                                                                                 475,200
             8,700  Campbell Soup Co. (g)                                                                                 310,851
             4,000  Charles River Laboratories International, Inc. (a)                                                    263,200
             3,389  Chiquita Brands International, Inc. (a) (g)                                                            62,324
            10,400  ChoicePoint, Inc. (a) (g)                                                                             378,768
            27,700  Clorox Co. (g)                                                                                      1,805,209
            53,000  Coca-Cola Co.                                                                                       3,252,610
             4,600  Comdisco Holding Co., Inc. (a)                                                                         41,906
             6,941  ConAgra Foods, Inc. (g)                                                                               165,126
             3,200  Convergys Corp. (a) (g)                                                                                52,672
            10,600  Corporate Executive Board Co. (g)                                                                     637,060
            31,450  Corrections Corp. Of America (a) (g)                                                                  928,090
             1,300  DaVita, Inc. (a) (g)                                                                                   73,255
             1,806  Dean Foods Co. (g)                                                                                     46,703
             1,841  Deluxe Corp. (g)                                                                                       60,551
            25,800  Dentsply International, Inc. (g)                                                                    1,161,516
             1,940  Fossil, Inc. (a) (g)                                                                                   81,441
            19,400  Gevity HR, Inc. (g)                                                                                   149,186
            20,600  Hansen Natural Corp. (a) (g)                                                                          912,374
            20,600  Hewitt Associates, Inc. (a) (g)                                                                       788,774
             6,610  HJ Heinz Co. (g)                                                                                      308,555
             5,600  Hormel Foods Corp. (g)                                                                                226,688
             2,458  Hospira, Inc. (a) (g)                                                                                 104,809
             2,000  Iron Mountain, Inc. (a)                                                                                74,040
             9,450  ITT Educational Services, Inc. (a) (g)                                                                805,802
             4,400  Jackson Hewitt Tax Service, Inc. (g)                                                                  139,700
             9,025  Jarden Corp. (a)                                                                                      213,080
             1,800  Kellogg Co. (g)                                                                                        94,374
            15,841  Koninklijke Ahold NV, ADR (g)                                                                         220,719
            10,000  Kraft Foods, Inc. (i)                                                                                 326,300
            14,946  Kroger Co. (g)                                                                                        399,208
            20,600  LECG Corp. (a) (g)                                                                                    310,236
            16,575  Loews Corp. - Carolina Group (g)                                                                    1,413,848
             8,300  MAXIMUS, Inc. (g)                                                                                     320,463
             4,781  McKesson Corp. (g)                                                                                    313,203
            16,700  MDS, Inc. (g)                                                                                         324,815
             1,127  Molson Coors Brewing Co., Class B (g)                                                                  58,176
            21,565  Moody's Corp.                                                                                         769,871
             3,275  Natus Medical, Inc. (a) (g)                                                                            63,371
            37,200  Pepsi Bottling Group, Inc. (g)                                                                      1,467,912
            30,300  PepsiCo, Inc. (g)                                                                                   2,299,770
            30,015  Procter & Gamble Co. (g) (i)                                                                        2,203,701
            18,895  Quanta Services, Inc. (a)                                                                             495,805
             3,900  Ritchie Brothers Auctioneers, Inc. (g)                                                                322,530
           111,880  Robert Half International, Inc. (g)                                                                 3,025,235
             2,417  Safeway, Inc. (g)                                                                                      82,686
             3,400  Sanderson Farms, Inc. (g)                                                                             114,852
            33,650  Sotheby's (g)                                                                                       1,282,065
            11,000  SYSCO Corp. (g)                                                                                       343,310
            28,200  TNS, Inc. (g)                                                                                         500,550
            14,200  TrueBlue, Inc. (a) (g)                                                                                205,616
            38,025  Tupperware Brands Corp. (g)                                                                         1,255,966
             6,494  Unilever NV                                                                                           236,771
             3,100  Unilever PLC, ADR (g)                                                                                 116,002
             2,150  United Rentals, Inc. (a) (g)                                                                           39,474
             2,700  Universal Technical Institute, Inc. (a) (g)                                                            45,900
             1,867  Watson Wyatt Worldwide, Inc., Class A (g)                                                              86,647
            12,800  Weight Watchers International, Inc. (g)                                                               578,304
            28,200  WM Wrigley Jr Co. (g)                                                                               1,651,110
             1,232  Zimmer Holdings, Inc. (a) (g)                                                                          81,497
                                                                                                                       ----------
                                                                                                                       42,974,386
                                                                                                                       ----------
      ENERGY - 4.7%

            10,475  Anadarko Petroleum Corp. (g) (i)                                                                      688,103
             8,115  Apache Corp. (g) (i)                                                                                  872,687
             3,300  ATP Oil & Gas Corp. (a) (g)                                                                           166,782
             1,900  Cameron International Corp. (a) (g)                                                                    91,447
            18,015  Canadian Natural Resources, Ltd.                                                                    1,317,617
            48,925  Canadian Oil Sands Trust                                                                            1,918,929
             7,000  Canadian Oil Sands Trust                                                                              272,688
            19,140  Chevron Corp. (g)                                                                                   1,786,336
            19,800  Cimarex Energy Co. (g)                                                                                842,094
             1,335  CNOOC, Ltd., ADR                                                                                      223,519
             1,500  Cie Generale de Geophysique-Veritas, ADR (a) (g)                                                       84,075
            13,850  ConocoPhillips (g)                                                                                  1,222,955
            13,540  Covanta Holding Corp. (a)                                                                             374,516
             2,200  Dawson Geophysical Co. (a) (g)                                                                        157,212
            34,000  Denbury Resources, Inc. (a) (g)                                                                     1,011,500
             6,900  Diamond Offshore Drilling, Inc. (g)                                                                   979,800
            26,450  Dresser-Rand Group, Inc. (a) (g)                                                                    1,032,873
            44,560  El Paso Corp.                                                                                         768,214
            14,130  EnCana Corp. (g)                                                                                      960,275
             4,675  ENSCO International, Inc. (g)                                                                         278,724
            24,250  Equitable Resources, Inc. (g)                                                                       1,292,040
               950  Exterran Holdings, Inc. (a) (g)                                                                        77,710
             1,500  Exxon Mobil Corp. (g)                                                                                 140,535
            17,600  FMC Technologies, Inc. (a) (g)                                                                        997,920
             4,800  Frontier Oil Corp. (g)                                                                                194,784
            28,130  Gazprom OAO, ADR                                                                                    1,579,500
            40,100  Global Industries, Ltd. (a) (g)                                                                       858,942
            17,640  Halliburton Co. (g) (i)                                                                               668,733
            39,000  Headwaters, Inc. (a) (g)                                                                              457,860
             7,500  Helmerich & Payne, Inc. (g)                                                                           300,525
            40,075  Hercules Offshore, Inc. (a) (g)                                                                       952,984
             1,200  Hess Corp. (g)                                                                                        121,032
             8,725  Holly Corp. (g)                                                                                       444,015
            16,730  Imperial Oil, Ltd.                                                                                    916,469
            24,591  Marathon Oil Corp. (g)                                                                              1,496,608
             4,000  Mariner Energy, Inc. (a) (g)                                                                           91,520
             6,770  National Energy Group                                                                                  28,366
             1,575  National Oilwell Varco, Inc. (a) (g)                                                                  115,700
             8,700  Natural Gas Services Group, Inc. (a) (g)                                                              170,607
             4,200  Newfield Exploration Co. (a) (g)                                                                      221,340
             3,500  Noble Energy, Inc. (g)                                                                                278,320
             4,000  Occidental Petroleum Corp. (g)                                                                        307,960
            16,300  Oceaneering International, Inc. (a) (g)                                                             1,097,805
             6,600  Oil States International, Inc. (a) (g)                                                                225,192
            39,000  Patterson-UTI Energy, Inc. (g)                                                                        761,280
            12,600  Petro-Canada (g)                                                                                      675,612
             1,200  Petroleo Brasileiro SA, ADR (g)                                                                       138,288
             7,400  Petroquest Energy, Inc. (a) (g)                                                                       105,820
             1,400  Questar Corp. (g)                                                                                      75,740
             2,400  Rowan Companies, Inc. (g)                                                                              94,704
             1,000  Schlumberger, Ltd. (g) (i)                                                                             98,370
             7,200  SEACOR Holdings, Inc. (a) (g)                                                                         667,728
             1,700  Southwestern Energy Co. (a) (g)                                                                        94,724
             1,800  St Mary Land & Exploration Co. (g)                                                                     69,498
            16,940  Suncor Energy, Inc.                                                                                 1,841,886
            10,300  Sunoco, Inc. (g)                                                                                      746,132
             8,100  Sunpower Corp., Class A (a) (g)                                                                     1,056,159
             2,000  Swift Energy Co. (a) (g)                                                                               88,220
            44,600  Talisman Energy, Inc. (g)                                                                             825,992
            14,520  Texas Pacific Land Trust                                                                              660,660
            10,850  Unit Corp. (a) (g)                                                                                    501,813
             6,575  Valero Energy Corp. (g)                                                                               460,447
             1,375  Weatherford International, Ltd. (a) (g)                                                                94,325
               155  WesternZagros Resources, Ltd. (a)                                                                         374
                                                                                                                       ----------
                                                                                                                       37,144,585
                                                                                                                       ----------

      FINANCIALS - 14.4%
             7,800  Affiliated Managers Group, Inc. (a) (g)                                                               916,188
               338  Alexander's, Inc. (a)                                                                                 119,399
            70,000  Allied Capital Corp.                                                                                1,505,000
            15,500  Allstate Corp. (g)                                                                                    809,565
             1,500  AMB Property Corp. (g)                                                                                 86,340
             6,675  American International Group, Inc. (g)                                                                389,153
           280,000  AmeriCredit Corp. (a) (i)                                                                           3,581,200
             5,200  Annaly Mortgage Management, Inc. (g)                                                                   94,536
             4,500  Associated Banc-Corp. (g)                                                                             121,905
             3,000  Assurant, Inc. (g)                                                                                    200,700
             3,200  Assured Guaranty, Ltd. (g)                                                                             84,928
            28,680  ASX, Ltd.                                                                                           1,520,852
            20,100  Axis Capital Holdings, Ltd. (g)                                                                       783,297
             1,200  Bank of America Corp. (g) (i)                                                                          49,512
             3,000  Bank of Hawaii Corp. (g)                                                                              153,420
            94,099  Bank Of New York Mellon Corp. (g)                                                                   4,588,268
            23,900  BankUnited Financial Corp., Class A (g)                                                               164,910
             2,070  Bear Stearns Cos., Inc. (g) (i)                                                                       182,678
                53  Berkshire Hathaway, Inc., Class A (a) (g)                                                           7,504,800
               200  Berkshire Hathaway, Inc., Class B (a)                                                                 947,200
             3,575  BioMed Realty Trust, Inc. (g)                                                                          82,833
             5,070  BlackRock, Inc./NY                                                                                  1,099,176
            13,280  Blackstone Group LP                                                                                   293,886
             8,000  Bolsas y Mercados Espanoles                                                                           544,273
            32,030  Brookfield Asset Management, Inc., Class A                                                          1,142,510
             6,150  Cathay General Bancorp                                                                                162,914
            15,800  Center Financial Corp.                                                                                194,656
            13,900  Charles Schwab Corp. (g)                                                                              355,145
             9,900  Chubb Corp. (g)                                                                                       540,342
            37,880  Cigna Corp. (g)                                                                                     2,035,293
             1,850  Citigroup, Inc. (g)                                                                                    54,464

             1,800  City National Corp./CA (g)                                                                            107,190
            12,085  Climate Exchange PLC (a)                                                                              241,244
             4,045  CME Group, Inc.                                                                                     2,774,870
            18,520  Cohen & Steers, Inc.                                                                                  555,044
            18,500  Comerica, Inc. (g)                                                                                    805,305
            23,500  Corus Bankshares, Inc. (g)                                                                            250,745
             4,000  Countrywide Financial Corp. (g) (i)                                                                    35,760
               325  Cullen/Frost Bankers, Inc.                                                                             16,465
             3,000  Deutsche Boerse AG                                                                                    591,284
             6,270  Diamondrock Hospitality Co. (g)                                                                        93,925
               600  Discover Financial Services (g)                                                                         9,048
            86,350  E*TRADE Financial Corp. (a) (g)                                                                       306,543
            10,970  East West Bancorp, Inc. (g)                                                                           265,803
            67,140  Eaton Vance Corp. (g)                                                                               3,048,828
            20,000  Entertainment Properties Trust                                                                        940,000
             2,700  Erie Indemnity Co., Class A (g)                                                                       140,103
            20,000  Federal National Mortgage Association                                                                 799,600
            19,300  Federated Investors, Inc., Class B (g)                                                                794,388
            12,500  Fifth Third Bancorp (g)                                                                               314,125
            34,725  First Marblehead Corp. (g)                                                                            531,293
            14,305  First Niagara Financial Group, Inc. (g)                                                               172,232
            24,175  FirstFed Financial Corp. (a) (g)                                                                      865,949
               525  FNB Corp.                                                                                               7,718
            25,300  Forest City Enterprises, Inc., Class A                                                              1,124,332
               593  Forestar Real Estate Group, Inc. (a)                                                                   13,989
             8,600  Fpic Insurance Group, Inc. (a) (g)                                                                    369,628
            27,810  Franklin Resources, Inc. (g)                                                                        3,182,298
            27,800  Frontier Financial Corp. (g)                                                                          516,246
             1,795  Fulton Financial Corp.                                                                                 20,140
             1,970  Goldman Sachs Group, Inc. (g)                                                                         423,649
             9,700  Greenhill & Co., Inc. (g)                                                                             644,856
            10,850  Groupe Bruxelles Lambert SA                                                                         1,391,911
               593  Guaranty Financial Group, Inc. (a)                                                                      9,488
            15,790  Hanmi Financial Corp.                                                                                 136,110
             3,800  Hanover Insurance Group, Inc. (g)                                                                     174,040
             3,000  HDFC Bank, Ltd., ADR                                                                                  391,350
            22,000  Health Care Real Estate Investment Trust, Inc.                                                        983,180
           126,000  Hong Kong Exchanges and Clearing, Ltd.                                                              3,574,560
           150,000  HRPT Properties Trust                                                                               1,159,500
            24,470  Icahn Enterprises LP                                                                                3,174,248
             8,250  ICICI Bank, Ltd., ADR                                                                                 507,375
             9,240  Independence Holding Co. (g)                                                                          116,886
            16,500  Infinity Property & Casualty Corp. (g)                                                                596,145
            13,270  IntercontinentalExchange, Inc. (a) (g)                                                              2,554,475
             4,200  Invesco, Ltd. (g)                                                                                     131,796
            60,000  iStar Financial, Inc.                                                                               1,563,000
            13,300  Janus Capital Group, Inc. (g)                                                                         436,905
             1,900  Jones Lang LaSalle, Inc. (g)                                                                          135,204
             2,788  JPMorgan Chase & Co. (g)                                                                              121,696
            46,800  JSE, Ltd.                                                                                             595,263
            10,800  Keycorp (g)                                                                                           253,260
           120,125  LaBranche & Co., Inc. (a)                                                                             605,430
             2,150  LaSalle Hotel Properties (g)                                                                           68,585
                50  Lazard, Ltd., Class A                                                                                   2,034
            12,670  Legg Mason, Inc. (g)                                                                                  926,811
            60,145  Leucadia National Corp.                                                                             2,832,830
           318,500  Link Real Estate Investment Trust                                                                     689,523
             5,106  Loews Corp. (g)                                                                                       257,036
            40,900  London Stock Exchange Group PLC                                                                     1,607,729
             2,425  M&T Bank Corp.                                                                                        197,807
             2,130  Markel Corp. (a)                                                                                    1,046,043
             1,200  Merrill Lynch & Co., Inc. (g) (i)                                                                      64,416
            29,400  Montpelier Re Holdings, Ltd. (g)                                                                      500,094
             4,300  Montreal Exchange, Inc.                                                                               169,239
             1,200  Morgan Stanley (g) (i)                                                                                 63,732
            15,790  Nara Bancorp, Inc.                                                                                    184,269
            70,130  Nasdaq Stock Market, Inc. (a)                                                                       3,470,734
            19,800  Northern Trust Corp. (g)                                                                            1,516,284
             6,075  Nymex Holdings, Inc.                                                                                  811,681
            42,925  NYSE Euronext                                                                                       3,767,527
            22,800  optionsXpress Holdings, Inc. (g)                                                                      771,096
                71  Osaka Securities Exchange Co., Ltd.                                                                   333,226
             1,695  Pargesa Holding SA                                                                                    189,223
             1,500  Philadelphia Consolidated Holding Co. (a) (g)                                                          59,025
            36,000  Ping An Insurance Group Co. Of China, Ltd.                                                            386,451
             1,409  PNC Financial Services Group, Inc. (g)                                                                 92,501
            24,580  Power Corp. of Canada                                                                                 999,438
             8,450  Power Corp. of Canada                                                                                 341,248
             2,000  Principal Financial Group, Inc. (g)                                                                   137,680
            43,920  PrivateBancorp, Inc.                                                                                1,433,988
            11,000  Progressive Corp.                                                                                     210,760
             1,200  Prologis (g)                                                                                           76,056
            35,000  Realty Income Corp.                                                                                   945,700
             6,500  Resource America, Inc., Class A                                                                        95,355
             7,500  RLI Corp. (g)                                                                                         425,925
             6,600  Safeco Corp. (g)                                                                                      367,488
             1,300  Safety Insurance Group, Inc. (g)                                                                       47,606
               900  Simon Property Group, Inc. (g)                                                                         78,174
           216,900  Singapore Exchange, Ltd.                                                                            2,019,704
               500  SL Green Realty Corp. (g)                                                                              46,730
            39,200  SLM Corp. (g) (i)                                                                                     789,488
             4,000  St Joe Co.                                                                                            142,040
            18,425  State Street Corp.                                                                                  1,496,110
               170  Student Loan Corp.                                                                                     18,700
             2,475  Susquehanna Bancshares, Inc. (g)                                                                       45,639
             8,700  SVB Financial Group (a) (g)                                                                           438,480
             1,500  Synovus Financial Corp.                                                                                36,120
            30,340  T Rowe Price Group, Inc. (g)                                                                        1,847,099

             4,900  TD Ameritrade Holding Corp. (a) (g)                                                                    98,294
             9,700  Torchmark Corp. (g)                                                                                   587,141
            26,600  TradeStation Group, Inc. (a) (g)                                                                      377,986
            16,300  Travelers Cos., Inc. (g)                                                                              876,940
            38,000  Trustmark Corp.                                                                                       963,680
            56,400  UBS AG (g)                                                                                          2,594,400
            15,790  UCBH Holdings, Inc.                                                                                   223,586
            80,000  UDR, Inc.                                                                                           1,588,000
             7,500  UnionBanCal Corp. (g)                                                                                 366,825
             2,850  UnumGroup Corp. (g)                                                                                    67,802
             1,300  US Bancorp (g)                                                                                         41,262
            15,590  US Global Investors, Inc., Class A                                                                    259,729
             4,855  Vornado Realty Trust                                                                                  426,997
             2,886  Wachovia Corp. (g)                                                                                    109,755
            10,300  Washington Mutual, Inc. (g)                                                                           140,183
            25,000  Washington Real Estate Investment Trust                                                               785,250
            10,500  Webster Financial Corp. (g)                                                                           335,685
            45,000  Weingarten Realty Investors                                                                         1,414,800
             2,250  Wells Fargo & Co. (g)                                                                                  67,928
             1,245  White Mountains Insurance Group, Ltd.                                                                 639,992
            20,800  Willis Group Holdings, Ltd. (g)                                                                       789,776
            15,790  Wilshire Bancorp, Inc.                                                                                123,952
             1,679  Zions Bancorporation (g)                                                                               78,393
                                                                                                                      -----------
                                                                                                                      113,889,545
                                                                                                                      -----------

      HEALTH CARE - 2.3%
             4,355  Aetna, Inc. (g)                                                                                       251,414
            12,200  AmerisourceBergen Corp. (g)                                                                           547,414
             2,400  Amgen, Inc. (a) (g) (i)                                                                               111,456
             6,325  Baxter International, Inc. (g)                                                                        367,166
             1,400  Becton Dickinson & Co. (g)                                                                            117,012
             2,724  Biogen Idec, Inc. (a) (g)                                                                             155,050
             2,969  Bristol-Myers Squibb Co. (g)                                                                           78,738
             5,500  Cardinal Health, Inc. (g)                                                                             317,625
            14,700  Celgene Corp. (a) (g)                                                                                 679,287
             1,278  Cephalon, Inc. (a) (g)                                                                                 91,709
             5,500  Covidien, Ltd.                                                                                        243,595
             1,700  CR Bard, Inc. (g)                                                                                     161,160
               400  Cubist Pharmaceuticals, Inc. (a)                                                                        8,204
             3,600  Edwards Lifesciences Corp. (a) (g)                                                                    165,564
             5,100  Endo Pharmaceuticals Holdings, Inc. (a) (g)                                                           136,017
            25,050  Express Scripts, Inc. (a) (g)                                                                       1,828,650
             3,500  Forest Laboratories, Inc. (a) (g)                                                                     127,575
            16,824  Gen-Probe, Inc. (a) (g)                                                                             1,058,735
             3,000  Gilead Sciences, Inc. (a) (g)                                                                         138,030
             2,500  Haemonetics Corp. (a) (g)                                                                             157,550
             9,574  Health Net, Inc. (a) (g)                                                                              462,424
             4,212  Henry Schein, Inc. (a) (g)                                                                            258,617
             2,200  Hillenbrand Industries, Inc. (g)                                                                      122,606
               872  Hologic, Inc. (a) (g)                                                                                  59,854
            16,900  Idexx Laboratories, Inc. (a) (g)                                                                      990,847
               163  Incyte Corp. (a)                                                                                        1,638
             3,900  Integra LifeSciences Holdings Corp. (a) (g)                                                           163,527
             4,600  Intuitive Surgical, Inc. (a) (g)                                                                    1,492,700
            23,400  Invacare Corp. (g)                                                                                    589,680
             2,817  Invitrogen Corp. (a) (g)                                                                              263,136
            13,150  Johnson & Johnson (g)                                                                                 877,105
            21,850  Kinetic Concepts, Inc. (a) (g)                                                                      1,170,286
             3,300  King Pharmaceuticals, Inc. (a) (g)                                                                     33,792
             4,500  Lifecell Corp. (a) (g)                                                                                193,995
             5,700  Lincare Holdings, Inc. (a) (g)                                                                        200,412
             4,559  Medco Health Solutions, Inc. (a) (g)                                                                  462,283
             5,600  OSI Pharmaceuticals, Inc. (a) (g)                                                                     271,656
            19,300  Pfizer, Inc. (g)                                                                                      438,689
            20,200  Respironics, Inc. (a) (g)                                                                           1,322,696
             8,472  Schering-Plough Corp.                                                                                 225,694
             1,500  Sierra Health Services, Inc. (a) (g)                                                                   62,940
             3,784  Smith & Nephew PLC, ADR (g)                                                                           217,277
            18,750  Stryker Corp. (g)                                                                                   1,401,000
             8,765  VCA Antech, Inc. (a) (g)                                                                              387,676
                                                                                                                      -----------
                                                                                                                       18,412,481
                                                                                                                      -----------

      INDUSTRIALS - 6.8%
             1,900  3M Co. (g)                                                                                            160,208
             1,600  Acuity Brands, Inc. (g)                                                                                72,000
             1,798  AGCO Corp. (a) (g)                                                                                    122,228
            14,000  American Ecology Corp. (g)                                                                            328,720
            22,200  Amphenol Corp., Class A (g)                                                                         1,029,414
             4,700  Analogic Corp. (g)                                                                                    318,284
             2,976  Applera Corp. - Applied Biosystems Group (g)                                                          100,946
             1,600  Ball Corp. (g)                                                                                         72,000
           720,000  Beijing Capital International Airport Co., Ltd., Class H                                            1,222,608
             1,700  Bemis Co., Inc. (g)                                                                                    46,546
             3,900  Black & Decker Corp. (g)                                                                              271,635
             5,780  Boeing Co. (g)                                                                                        505,519
            25,000  Brink's Co.                                                                                         1,493,500
            10,700  Canadian National Railway Co. (g)                                                                     502,151
             1,200  Caterpillar, Inc. (g) (i)                                                                              87,072
            85,300  Cemex SAB de C.V., ADR (a) (g)                                                                      2,205,005
            20,100  CH Robinson Worldwide, Inc. (g)                                                                     1,087,812
             1,025  Chicago Bridge & Iron Co. NV (g)                                                                       61,951
             3,800  Crane Co. (g)                                                                                         163,020
             9,750  Cummins, Inc. (g)                                                                                   1,241,858
             6,700  Cymer, Inc. (a) (g)                                                                                   260,831
             2,700  Dionex Corp. (a) (g)                                                                                  223,722
            27,950  Dolby Laboratories, Inc., Class A (a) (g)                                                           1,389,674
             4,000  Eagle Materials, Inc. (g)                                                                             141,920
             4,700  Encore Wire Corp. (g)                                                                                  74,824

            11,890  Energizer Holdings, Inc. (a) (g)                                                                    1,333,226
             2,200  EnPro Industries, Inc. (a) (g)                                                                         67,430
             5,200  Excel Maritime Carriers, Ltd. (g)                                                                     208,988
            10,200  Flowserve Corp. (g)                                                                                   981,240
             6,800  Fluor Corp. (g)                                                                                       990,896
             8,300  Foster Wheeler, Ltd. (a) (g)                                                                        1,286,666
            16,800  Freightcar America, Inc. (g)                                                                          588,000
            22,600  Frontline, Ltd. (g)                                                                                 1,084,800
            11,100  Gardner Denver, Inc. (a) (g)                                                                          366,300
            55,800  GATX Corp. (g)                                                                                      2,046,744
               100  General Electric Co. (g) (i)                                                                            3,707
             4,800  General Maritime Corp. (g)                                                                            117,360
             6,000  Genesee & Wyoming, Inc. (a) (g)                                                                       145,020
             6,800  Gentex Corp. (g)                                                                                      120,836
            17,900  Graco, Inc. (g)                                                                                       666,954
            72,000  Hainan Meilan International Airport Co., Ltd.                                                          91,511
             4,200  Harsco Corp. (g)                                                                                      269,094
               674  Haynes International, Inc. (a) (g)                                                                     46,843
           100,000  Heartland Express, Inc.                                                                             1,418,000
             8,200  Hubbell, Inc. (g)                                                                                     423,120
             7,300  INSTEEL Industries, Inc. (g)                                                                           85,629
             1,344  ITT Corp. (g)                                                                                          88,758
            13,300  Jacobs Engineering Group, Inc. (a) (g)                                                              1,271,613
            37,400  JB Hunt Transport Services, Inc. (g)                                                                1,030,370
            43,287  Joy Global, Inc. (g) (i)                                                                            2,849,150
               347  Kansas City Southern (a) (g)                                                                           11,913
            48,700  Lancaster Colony Corp. (g)                                                                          1,933,390
            10,700  Landstar System, Inc. (g)                                                                             451,005
             5,700  Lennox International, Inc. (g)                                                                        236,094
             4,784  Lockheed Martin Corp. (g)                                                                             503,564
            23,800  Manitowoc Co., Inc. (g)                                                                             1,162,154
               800  Martin Marietta Materials, Inc. (g)                                                                   106,080
            33,900  Masco Corp. (g)                                                                                       732,579
            15,090  Mettler Toledo International, Inc. (a) (g)                                                          1,717,242
            19,300  Mueller Industries, Inc. (g)                                                                          559,507
            39,950  Nalco Holding Co. (g)                                                                                 965,991
             1,310  Norfolk Southern Corp. (g)                                                                             66,076
             4,900  Northrop Grumman Corp. (g)                                                                            385,336
            10,000  Pacer International, Inc. (g)                                                                         146,000
             2,441  Packaging Corp. of America (g)                                                                         68,836
             1,950  Parker Hannifin Corp. (g)                                                                             146,855
            18,000  Pentair, Inc.                                                                                         626,580
            11,469  Precision Castparts Corp. (g)                                                                       1,590,750
            35,625  Quest Diagnostics, Inc. (g)                                                                         1,884,563
            10,700  Republic Services, Inc. (g)                                                                           335,445
             4,521  Rockwell Collins, Inc. (g)                                                                            325,376
             7,700  Rogers Corp. (a) (g)                                                                                  333,949
             1,700  Ryder System, Inc. (g)                                                                                 79,917
             6,800  Simpson Manufacturing Co., Inc. (g)                                                                   180,812
             1,866  Snap-On, Inc. (g)                                                                                      90,016
            45,000  Sonoco Products Co.                                                                                 1,470,600
             5,212  Stericycle, Inc. (a) (g)                                                                              309,593
             1,700  Teledyne Technologies, Inc. (a) (g)                                                                    90,661
             1,768  Terex Corp. (a) (g)                                                                                   115,928
             6,770  Thermo Fisher Scientific, Inc. (a) (g)                                                                390,493
             3,000  Thomas & Betts Corp. (a) (g)                                                                          147,120
            33,600  Trimble Navigation, Ltd. (a) (g)                                                                    1,016,064
             3,600  Tsakos Energy Navigation, Ltd. (g)                                                                    133,308
             2,750  Tyco International, Ltd.                                                                              109,038
            24,950  United Parcel Service, Inc., Class B (g)                                                            1,764,464
             2,187  United Technologies Corp. (g) (i)                                                                     167,393
             6,940  USG Corp. (a) (g)                                                                                     248,383
            14,160  Volvo AB, ADR (g)                                                                                     237,708
            20,851  Waters Corp. (a) (g)                                                                                1,648,689
            12,000  Worthington Industries, Inc. (g)                                                                      214,560
             4,300  Zebra Technologies Corp. (a) (g)                                                                      149,210
                                                                                                                       ----------
                                                                                                                       53,618,945
                                                                                                                       ----------

      INFORMATION TECHNOLOGY - 3.3%
             1,885  Adobe Systems, Inc. (a) (g)                                                                            80,546
             2,000  Advanced Micro Devices, Inc. (a) (g) (i)                                                               15,000
             4,259  Allscripts Healthcare Solutions, Inc. (a) (g)                                                          82,710
             2,424  American Reprographics Co. (a) (g)                                                                     39,948
             1,000  Apple, Inc. (a) (g) (i)                                                                               198,080
            12,000  Applied Materials, Inc. (g) (i)                                                                       213,120
            12,900  ATMI, Inc. (a) (g)                                                                                    416,025
            23,350  Autodesk, Inc. (a) (g)                                                                              1,161,896
            12,000  Automatic Data Processing, Inc. (g)                                                                   534,360
             6,200  Avid Technology, Inc. (a) (g)                                                                         175,708
             2,300  BMC Software, Inc. (a) (g)                                                                             81,972
            16,000  Broadridge Financial Solutions, Inc.                                                                  358,880
            12,125  CACI International, Inc., Class A (a)                                                                 542,836
            17,500  Cerner Corp. (a) (g)                                                                                  987,000
            10,500  Cognos, Inc. (a) (g)                                                                                  604,485
            63,500  Compuware Corp. (a) (g)                                                                               563,880
            28,200  CSG Systems International, Inc. (a) (g)                                                               415,104
            41,295  Cypress Semiconductor Corp. (a) (g)                                                                 1,487,859
            11,398  Dell, Inc. (a) (g) (i)                                                                                279,365
            12,150  DST Systems, Inc. (a) (g)                                                                           1,002,983
             7,164  Dun & Bradstreet Corp. (g)                                                                            634,946
            34,200  Entegris, Inc. (a) (g)                                                                                295,146
            17,900  Factset Research Systems, Inc. (g)                                                                    997,030
            13,900  Fair Isaac Corp. (g)                                                                                  446,885
             2,375  Fiserv, Inc. (a) (g)                                                                                  131,789
            11,300  Global Payments, Inc. (g)                                                                             525,676
             5,115  Hewlett-Packard Co. (g)                                                                               258,205
             2,976  International Business Machines Corp. (g)                                                             321,706
             3,661  Intel Corp. (g)                                                                                        97,602

             2,535  Intersil Corp., Class A (g)                                                                            62,057
             1,800  Intuit, Inc. (a) (g)                                                                                   56,898
            38,600  Jack Henry & Associates, Inc. (g)                                                                     939,524
             1,100  Lexmark International, Inc., Class A (a) (g)                                                           38,346
             5,850  Mastercard, Inc., Class A (g)                                                                       1,258,920
            13,750  MEMC Electronic Materials, Inc. (a) (g)                                                             1,216,738
               356  Micron Technology, Inc. (a)                                                                             2,581
            81,475  Microsoft Corp. (g) (i)                                                                             2,900,510
             3,400  MicroStrategy, Inc. (a) (g)                                                                           323,340
           100,000  Moneygram International, Inc.                                                                       1,537,000
            35,727  Nvidia Corp. (a) (g)                                                                                1,215,433
             2,200  Omnivision Technologies, Inc. (a) (g)                                                                  34,430
            18,829  Oracle Corp. (a) (g)                                                                                  425,159
            24,500  QLogic Corp. (a) (g)                                                                                  347,900
            15,000  Salesforce.com, Inc. (a) (g)                                                                          940,350
            41,460  Scientific Learning Corp. (a) (g)                                                                     222,226
            12,300  Seagate Technology (g)                                                                                313,650
            11,400  SEI Investments Co. (g)                                                                               366,738
            21,400  Semtech Corp. (a) (g)                                                                                 332,128
            10,700  Sybase, Inc. (a) (g)                                                                                  279,163
             1,300  Texas Instruments, Inc. (g)                                                                            43,420
                                                                                                                       ----------
                                                                                                                       25,807,253
                                                                                                                       ----------

      MATERIALS - 2.8%
             8,650  Air Products & Chemicals, Inc. (g)                                                                    853,150
            26,100  AK Steel Holding Corp. (a) (g)                                                                      1,206,864
             1,958  Alcoa, Inc. (g)                                                                                        71,565
            11,300  Allegheny Technologies, Inc. (g)                                                                      976,320
            36,115  Anglo American PLC, ADR                                                                             1,096,813
             1,748  Barrick Gold Corp. (g)                                                                                 73,503
             3,529  Bayer AG, ADR (g)                                                                                     321,803
               600  BHP Billiton, Ltd., ADR                                                                                42,024
            11,100  Carpenter Technology Corp. (g)                                                                        834,387
            36,250  Celanese Corp., Class A (g)                                                                         1,534,100
            11,868  CF Industries Holdings, Inc. (g)                                                                    1,306,192
               907  Cleveland-Cliffs, Inc. (g)                                                                             91,426
             7,900  Dow Chemical Co. (g)                                                                                  311,418
             5,700  Ecolab, Inc. (g)                                                                                      291,897
             7,900  EI Du Pont de Nemours & Co. (g)                                                                       348,311
             3,000  FMC Corp. (g)                                                                                         163,650
            18,000  Franco-Nevada Corp. (a)                                                                               274,429
               510  Freeport-McMoRan Copper & Gold, Inc. (g)                                                               52,244
             4,446  International Flavors & Fragrances, Inc. (g)                                                          213,986
             3,300  International Paper Co. (g)                                                                           106,854
             8,000  Louisiana-Pacific Corp. (g)                                                                           109,440
             6,200  Lubrizol Corp. (g)                                                                                    335,792
             1,800  Methanex Corp. (g)                                                                                     49,680
             3,900  Minerals Technologies, Inc. (g)                                                                       261,105
            14,300  Mosaic Co. (a) (g)                                                                                  1,349,062
             7,500  NewMarket Corp. (g)                                                                                   417,675
             4,800  Nova Chemicals Corp. (g)                                                                              155,472
            17,600  Nucor Corp. (g)                                                                                     1,042,272
            23,900  Plum Creek Timber Co., Inc. (g)                                                                     1,100,356
            16,604  Praxair, Inc. (g)                                                                                   1,472,941
               830  Rio Tinto PLC, ADR                                                                                    348,517
             2,100  Schnitzer Steel Industries, Inc. (g)                                                                  145,173
            30,000  Schulman A, Inc. (g)                                                                                  646,500
             7,000  Sherwin-Williams Co. (g)                                                                              406,280
            30,790  Sigma-Aldrich Corp.                                                                                 1,681,134
            12,100  Southern Copper Corp. (g)                                                                           1,272,073
             1,780  Temple-Inland, Inc. (g)                                                                                37,113
               950  Terra Industries, Inc. (a) (g)                                                                         45,372
             4,415  United States Steel Corp. (g)                                                                         533,818
             1,500  Westlake Chemical Corp. (g)                                                                            28,485
             3,800  Weyerhaeuser Co. (g)                                                                                  280,212
                                                                                                                       ----------
                                                                                                                       21,889,408
                                                                                                                       ----------

      TELECOMMUNICATION SERVICES - 3.0%
             4,700  Adtran, Inc. (g)                                                                                      100,486
            16,100  Amazon.com, Inc. (a) (g) (i)                                                                        1,491,504
             8,570  American Tower Corp., Class A (a) (g)                                                                 365,082
             1,141  Anixter International, Inc. (a) (g)                                                                    71,050
             7,596  AT&T, Inc. (g)                                                                                        315,690
             3,900  Blue Nile, Inc. (a) (g)                                                                               265,434
             3,700  Cablevision Systems Corp. (a) (g)                                                                      90,650
            10,200  Central European Media Enterprises, Ltd. (a) (g)                                                    1,182,996
             3,900  CenturyTel, Inc. (g)                                                                                  161,694
            20,900  Check Point Software Technologies (a) (g)                                                             458,964
            10,500  Cinram International Income Fund                                                                       61,067
            11,949  Cisco Systems, Inc. (a) (g) (i)                                                                       323,459
             3,000  Comcast Corp., Class A (g) (i)                                                                         54,780
           124,900  Comcast Corp., Special Class A (g)                                                                  2,263,188
            23,600  CommScope, Inc. (a) (g)                                                                             1,161,356
             1,723  Corning, Inc. (g)                                                                                      41,335
            19,300  CryptoLogic, Ltd. (g)                                                                                 338,715
            30,600  DIRECTV Group, Inc. (a) (g)                                                                           707,472
            45,142  eBay, Inc. (a) (g) (i)                                                                              1,498,263
             9,584  EchoStar Communications Corp., Class A (a) (g)                                                        361,508
             1,008  Embarq Corp. (g)                                                                                       49,926
               340  Getty Images, Inc. (a)                                                                                  9,860
               400  Google, Inc., Class A (a) (g) (i)                                                                     276,592
            20,500  Harris Corp. (g)                                                                                    1,284,940
             4,500  i2 Technologies, Inc. (a) (g)                                                                          56,700
             3,090  Idearc, Inc. (g)                                                                                       54,260
            19,200  Imergent, Inc. (g)                                                                                    203,328
             5,400  InterDigital, Inc. (a) (g)                                                                            125,982
             2,900  inVentiv Health, Inc. (a) (g)                                                                          89,784
            10,700  Juniper Networks, Inc. (a) (g)                                                                        355,240

             2,800  Lamar Advertising Co., Class A (g)                                                                    134,596
             5,000  Liberty Global, Inc., Class A (a) (g)                                                                 195,950
            25,000  Liberty Media Corp. - Interactive, Class A (a)                                                        477,000
             5,950  McGraw-Hill Cos., Inc. (g)                                                                            260,670
             9,100  NetFlix, Inc. (a) (g)                                                                                 242,242
            30,000  Nokia Corp., ADR (g) (i)                                                                            1,151,700
             6,000  Novatel Wireless, Inc. (a) (g)                                                                         97,200
             2,100  NutriSystem, Inc. (a) (g)                                                                              56,658
             1,700  Plantronics, Inc. (g)                                                                                  44,200
             3,045  Premiere Global Services, Inc. (a) (g)                                                                 45,218
            18,691  RH Donnelley Corp. (a)                                                                                681,848
             7,800  Rogers Communications, Inc., Class B (g)                                                              352,950
            22,900  S1 Corp. (a) (g)                                                                                      167,170
            32,500  SBA Communications Corp., Class A (a) (g)                                                           1,099,800
            11,500  Scholastic Corp. (a) (g)                                                                              401,235
            11,000  Shaw Communications, Inc., Class B (g)                                                                260,480
            21,000  Stamps.com, Inc. (a) (g)                                                                              255,780
             4,200  Travelzoo, Inc. (a) (g)                                                                                57,456
             6,700  United Online, Inc. (g)                                                                                79,194
             7,869  VeriSign, Inc. (a) (g)                                                                                295,953
            10,000  Viacom, Inc., Class B (a)                                                                             439,200
            21,400  Vignette Corp. (a) (g)                                                                                312,654
            56,765  Walt Disney Co. (g)                                                                                 1,832,374
               500  Washington Post Co., Class B                                                                          395,715
            17,100  Westwood One, Inc. (g)                                                                                 34,029
             2,000  Yahoo!, Inc. (a) (g) (i)                                                                               46,520
                                                                                                                      -----------
                                                                                                                       23,239,097
                                                                                                                      -----------

      UTILITIES - 2.3%
             1,800  AGL Resources, Inc. (g)                                                                                67,752
            25,188  Allegheny Energy, Inc.                                                                              1,602,209
            20,100  Alliant Energy Corp. (g)                                                                              817,869
             4,100  Ameren Corp. (g)                                                                                      222,261
           205,305  Aquila, Inc. (a)                                                                                      765,788
            45,000  Atmos Energy Corp.                                                                                  1,261,800
            52,430  Centerpoint Energy, Inc.                                                                              898,126
            67,850  CMS Energy Corp. (g)                                                                                1,179,233
             1,700  Consolidated Edison, Inc.                                                                              83,045
           304,000  Datang International Power Generation Co., Ltd., Class H                                              271,362
             3,100  DTE Energy Co. (g)                                                                                    136,276
            56,600  Dynegy, Inc., Class A (a)                                                                             404,124
             7,040  Edison International (g)                                                                              375,725
             7,200  El Paso Electric Co. (a) (g)                                                                          184,104
             7,175  Energen Corp. (g)                                                                                     460,850
               700  Entergy Corp. (g)                                                                                      83,664
             3,970  FirstEnergy Corp. (g)                                                                                 287,190
            16,686  Mirant Corp. (a) (g)                                                                                  650,421
             9,170  NRG Energy, Inc. (a) (g)                                                                              397,428
             1,100  Pinnacle West Capital Corp. (g)                                                                        46,651
             7,953  PPL Corp. (g)                                                                                         414,272
             7,650  Public Service Enterprise Group, Inc. (g)                                                             751,536
           170,720  Reliant Energy, Inc. (a) (g)                                                                        4,479,693
             1,750  Sempra Energy (g)                                                                                     108,290
           130,625  Sierra Pacific Resources (g)                                                                        2,218,013
             2,000  Wisconsin Energy Corp. (g)                                                                             97,420
                                                                                                                      -----------
                                                                                                                       18,265,102
                                                                                                                      -----------

TOTAL COMMON STOCKS (COST $403,948,601)                                                                               418,176,140
                                                                                                                      -----------

       SHARES                    SECURITY DESCRIPTION                                    RATE                           VALUE
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK - 1.7%
      CONSUMER DISCRETIONARY - 0.1%
               283  Blockbuster, Inc. (g)                                                 7.50%                           259,723
            28,426  General Motors Corp. (g)                                              6.25                            561,414
                                                                                                                    -------------
                                                                                                                          821,137
                                                                                                                    -------------

      CONSUMER STAPLES - 0.6%
            27,741  Bunge, Ltd. (g)                                                       4.88                          3,914,949
               414  Universal Corp./Richmond, VA (g)                                      6.75                            522,158
                                                                                                                    -------------
                                                                                                                        4,437,107
                                                                                                                    -------------

      ENERGY - 0.2%
             6,700  Chesapeake Energy Corp. (g)                                           5.00                            793,112
             2,261  Chesapeake Energy Corp. (b) (g)                                       5.00                            267,646
             5,165  Goodrich Petroleum Corp. (g)                                          5.38                            238,881
             4,000  Petroquest Energy, Inc. (g)                                           6.88                            241,840
                                                                                                                    -------------
                                                                                                                        1,541,479
                                                                                                                    -------------

      FINANCIALS - 0.4%
             8,531  Affiliated Managers Group, Inc. (g)                                   5.10                            450,010
             3,293  CIT Group, Inc. (g)                                                   7.75                             62,567
             9,780  Felcor Lodging Trust, Inc. (g)                                        1.95                            213,937
             2,271  SLM Corp. (g)                                                         7.25                          1,316,228
               976  Washington Mutual, Inc. (g)                                           7.75                            863,760
                                                                                                                    -------------
                                                                                                                        2,906,502
                                                                                                                    -------------

      GOVERNMENT - NM
            16,000  Federal Home Loan Mortgage Corp.                                                                     418,400
                                                                                                                    -------------

      HEALTH CARE - 0.1%
                70  Healthsouth Corp. (b) (g)                                             6.50                             63,770
               472  Healthsouth Corp. (g)                                                 6.50                            429,992
               444  Mylan, Inc. (g)                                                       6.50                            451,215
                                                                                                                    -------------
                                                                                                                          944,977
                                                                                                                    -------------

      INDUSTRIALS - 0.2%
               974  Kansas City Southern (g)                                              5.13                          1,295,785
                                                                                                                    -------------

      TELECOMMUNICATION SERVICES - 0.1%
               323  Interpublic Group of Cos., Inc. (b) (g)                               5.25                            266,273
               757  Interpublic Group of Cos., Inc. (g)                                   5.25                            642,184
                                                                                                                    -------------
                                                                                                                          908,457
                                                                                                                    -------------

      TOTAL CONVERTIBLE PREFERRED STOCK (COST $14,424,930)                                                             13,273,844
                                                                                                                    -------------

 TOTAL EQUITY SECURITIES (COST $418,373,531)                                                                          431,449,984
                                                                                                                    -------------

                                                                                                       MATURITY
              PRINCIPAL                                                                                  DATE
---------------------------------------------------------------------------------------------------------------------------------
FIXED-INCOME SECURITIES - 23.8%
   ASSET BACKED OBLIGATIONS - 1.2%
           256,944  Adjustable Rate Mortgage Trust, Series 2005-8 4A11 (c)                5.44         11/25/35           257,565
           230,000  Banc of America Commercial Mortgage, Inc.                             4.89         07/10/45           227,251
           110,000  Bayview Financial Acquisition Trust, Series 2005-D AF3 (c)            5.50         12/28/35           107,903
           330,000  Bear Stearns Commercial Mortgage Securities, Series
                       2003-PWR2 A4 (c)                                                   5.19         05/11/39           334,038
           190,764  Chase Mortgage Finance Corp., Series 2005-A1 1A1 (c)                  5.41         12/25/35           190,951
           125,000  Chase Mortgage Finance Corp., Series 2005-A1 2A3 (c)                  5.24         12/25/35           125,115
            29,842  Citigroup Mortgage Loan Trust, Inc., Series 2005-WFI A2 (c)           4.49         02/25/35            29,530
           800,000  Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2 A3 (c)          5.05         03/25/37           669,029
           550,000  Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3 A2 (c)          5.02         06/25/37           473,162
         1,000,000  Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3 M2 (c)          5.14         06/25/37           513,395
           280,000  Commercial Mortgage Pass Through Certificates, Series 2005-C6 A3      5.14         06/10/44           278,800
           606,456  Countrywide Alternative Loan Trust, Series 2006-OA2 X1P               0.00         05/20/46            28,807
            55,720  Countrywide Alternative Loan Trust, Series 2005-43 3A (c)             5.72         10/25/35            53,915
            98,846  Countrywide Alternative Loan Trust, Series 2004-J10 4CB1              6.50         10/25/34            99,767
           564,000  Credit-Based Asset Servicing and Securitization, LLC,
                        Series 2006-CB9 A2 (c)                                            4.97         11/25/36           527,202
           800,000  Credit-Based Asset Servicing and Securitization, LLC,
                        Series 2007-CB4 M1 (c)                                            5.19         04/25/37           326,387
           200,000  Credit Suisse Mortgage Capital Certificates,
                        Series 2006-C1 A3 (c)                                             5.55         02/15/39           202,622
            68,180  Credit Suisse First Boston Mortgage Securities Corp.,
                        Series 2003-AR24 2A4 (c)                                          4.03         10/25/33            67,916
           200,000  Credit Suisse First Boston Mortgage Securities Corp.,
                        Series 2005-C5 A3 (c)                                             5.10         08/15/38           198,126
           375,000  Credit Suisse First Boston Mortgage Securities Corp.,
                        Series 2002-CKS4 A2                                               5.18         11/15/36           379,999
            84,701  Equity One ABS, Inc., Series 2002-4 M1 (c)                            5.22         02/25/33            81,437
         1,583,980  FINOVA Group, Inc. (d)                                                7.50         11/15/09           265,317
           194,183  First Horizon Asset Securities, Inc., Series 2003-10 2A1              4.75         01/25/19           191,784
           200,000  General Electric Capital Commercial Mortgage Corp.,
                        Series 2006-C1 (c)                                                5.34         03/10/44           200,549
           210,000  GMAC Commercial Mortgage Securities, Inc., Series 2004-C3 A4          4.55         12/10/41           208,442
           300,000  GMAC Commercial Mortgage Securities, Inc., Series 2002-C2 A3          5.71         10/15/38           310,124
           693,604  Harborview Mortgage Loan Trust, Series 2006-1 X1 (c)                  2.61         03/19/37            29,912
            31,154  Harborview Mortgage Loan Trust, Series 2004-8 2A4A (c)                5.37         11/19/34            30,663
           225,000  JP Morgan Chase Commercial Mortgage Securities Corp.,
                        Series 2004-C3 A4                                                 4.66         01/15/42           223,357
           120,000  JP Morgan Mortgage Trust, Series 2005-A3 11A2 (c)                     4.49         06/25/35           110,309
           200,000  JP Morgan Mortgage Trust, Series 2006-A2 2A2 (c)                      5.75         04/25/36           196,576
           330,000  LB-UBS Commercial Mortgage Trust, Series 2003-C8 A4 (c)               5.12         11/15/32           333,335
            72,273  Mastr Seasoned Securities Trust, Series 2004-1 4A1 (c)                7.16         10/25/32            73,036
           107,174  Morgan Stanley Dean Witter Capital I, Series 2000-LIFE A2 (c)         7.57         11/15/36           111,823
           100,000  Northwest Airlines, Inc.                                              6.84         04/01/11            99,282
           350,000  Salomon Brothers Mortgage Securities VII, Inc.,
                        Series 2002-KEY2 A3                                               4.87         03/18/36           351,057
           675,000  United Air Lines, Inc.                                                0.00         09/01/11           803,250
           330,000  Wachovia Bank Commercial Mortgage Trust, Series 2003-C6 A4 (c)        5.13         08/15/35           332,904
           220,000  Wachovia Bank Commercial Mortgage Trust, Series 2006-C25 AM (c)       5.74         05/15/43           222,511
         4,950,789  Washington Mutual Mortgage Pass Through Certificates,
                        Series 2006-AR5 X (e)                                             0.00       06/25/2046            34,037
            47,415  Washington Mutual Mortgage Pass Through Certificates,
                         Series 2002-AR18 A (c)                                           4.54         01/25/33            46,915
           115,000  Washington Mutual Mortgage Pass Through Certificates,
                        Series 2005-AR16 1-A4A (c)                                        5.10         12/25/35           113,133
                                                                                                                    -------------
      TOTAL ASSET BACKED OBLIGATIONS (COST $10,025,351)                                                                 9,461,233
                                                                                                                    -------------

      CORPORATE CONVERTIBLE BONDS - 13.6%
          CONSUMER DISCRETIONARY - 1.2%
           497,000  Affymetrix, Inc. (g)                                                  3.50         01/15/38           534,896
           600,000  Ambassadors International, Inc. (b) (g)                               3.75         04/15/27           434,250
           791,000  ArvinMeritor, Inc. (g) (f)                                            4.63         03/01/26           686,192
           243,000  Champion Enterprises, Inc. (g)                                        2.75         11/01/37           218,092
           200,000  Empire Resorts, Inc. (g)                                              8.00         07/31/14           159,000
           591,000  Ford Motor Co. (g)                                                    4.25         12/15/36           590,261
           500,000  Frontier Airlines Holdings, Inc. (g)                                  5.00         12/15/25           425,625
            64,000  Group 1 Automotive, Inc. (b) (f)                                      2.25         06/15/36            42,720
           660,000  Group 1 Automotive, Inc. (g) (f)                                      2.25         06/15/36           440,550
           800,000  Lions Gate Entertainment Corp. (g)                                    2.94         10/15/24           826,000
           467,000  Mesa Air Group, Inc. (g) (f)                                          2.48         06/16/23           178,628
         1,513,000  Morgan Hotel Group Co. (b) (g)                                        2.38         10/15/14         1,433,568
           750,000  Pantry, Inc. (g)                                                      3.00         11/15/12           663,750
         1,250,000  Penske Auto Group, Inc.                                               3.50         04/01/26         1,240,625
           750,000  School Specialty, Inc. (g) (f)                                        3.75         08/01/23           755,625
           514,000  School Specialty, Inc. (g)                                            3.75         11/30/26           497,938
           300,000  Sport Supply Group, Inc.                                              5.75         12/01/09           284,625
                                                                                                                    -------------
                                                                                                                        9,412,345
                                                                                                                    -------------

          CONSUMER STAPLES - 1.7%
         1,200,000  CBIZ, Inc. (g)                                                        3.13         06/01/26         1,302,000
           566,000  Chemed Corp. (g)                                                      1.88         05/15/14           540,530
           191,000  Dollar Financial Corp. (b) (g)                                        2.88         06/30/27           196,014
           857,000  Euronet Worldwide, Inc. (g)                                           3.50         10/15/25           893,422
         1,142,400  Hologic, Inc. (g) (f)                                                 2.00         12/15/37         1,267,954
           179,000  Illumina, Inc.                                                        0.63         02/15/14           263,578
           500,000  Isis Pharmaceuticals, Inc. (g)                                        2.63         02/15/27           648,125
           521,000  Lincare Holdings, Inc. (b) (g)                                        2.75         11/01/37           552,260
         2,306,000  Live Nation, Inc. (b) (g)                                             2.88         07/15/27         1,974,512
         2,771,000  Molina Healthcare, Inc. (g)                                           3.75         10/01/14         3,110,448
           665,000  Spartan Stores, Inc. (b) (g)                                          3.38         05/15/27           610,969
           335,000  Spartan Stores, Inc. (g)                                              3.38         05/15/27           307,781
         1,500,000  Wright Medical Group, Inc. (g)                                        2.63         12/01/14         1,620,000
                                                                                                                    -------------
                                                                                                                       13,287,593
                                                                                                                    -------------

          ENERGY - 1.0%
           500,000  Delta Petroleum Corp.                                                 3.75         05/01/37           481,245
         1,000,000  Evergreen Solar, Inc. (g)                                             4.38         07/01/12         2,302,500

         1,294,000  Global Industries, Ltd. (b) (g)                                       2.75         08/01/27         1,162,982
           176,000  Global Industries, Ltd. (g)                                           2.75         08/01/27           158,180
           100,000  International Coal Group, Inc. (b) (g)                                9.00         08/01/12           117,750
           668,000  Peabody Energy Corp. (g)                                              4.75         12/15/41           850,030
         2,171,000  Penn Virginia Corp. (g)                                               4.50         11/15/12         2,298,546
           628,000  Transocean, Inc. (g)                                                  1.63         12/15/37           683,735
                                                                                                                    -------------
                                                                                                                        8,054,968
                                                                                                                    -------------

          FINANCIALS - 0.7%
           400,000  Alesco Financial, Inc. (b) (g)                                        7.63         05/15/27           264,500
           909,000  American Equity Investment Life Holding Co. (g)                       5.25         12/06/24           856,732
         1,000,000  CapitalSource, Inc. (g)                                               7.25         07/15/37           915,000
           221,000  CompuCredit Corp. (g)                                                 3.63         05/30/25           105,804
           222,000  CompuCredit Corp. (g)                                                 5.88         11/30/35            95,460
           282,000  Conseco, Inc. (g) (f)                                                 3.50         09/30/35           247,807
           100,000  Fairfax Financial Holdings, Ltd.                                      5.00         07/15/23           135,625
           829,000  Forest City Enterprises, Inc. (g)                                     3.63         10/15/11           779,426
           500,000  KKR Financial Holdings, LLC (b) (g)                                   7.00         07/15/12           438,750
           300,000  Leucadia National Corp.                                               3.75         04/15/14           651,750
           646,000  World Acceptance Corp. (g)                                            3.00         10/01/11           532,950
                                                                                                                    -------------
                                                                                                                        5,023,804
                                                                                                                    -------------

          HEALTH CARE - 2.5%
           685,000  Advanced Medical Optics, Inc. (g)                                     3.25         08/01/26           542,862
         3,244,000  American Medical Systems Holdings, Inc. (g)                           3.25         07/01/36         3,219,670
           651,000  Amgen, Inc. (g)                                                       0.13         02/01/11           596,479
           756,000  Amylin Pharmaceuticals, Inc. (g)                                      3.00         06/15/14           715,365
           863,000  Amylin Pharmaceuticals, Inc. (b) (g)                                  3.00         06/15/14           816,614
           400,000  ATS Medical, Inc. (b) (g)                                             6.00         10/15/25           361,500
           500,000  China Medical Technologies, Inc. (b) (g)                              3.50         11/15/11           761,250
           250,000  China Medical Technologies, Inc. (g)                                  3.50         11/15/11           380,625
         2,480,000  Cubist Pharmaceuticals, Inc. (g)                                      2.25         06/15/13         2,371,500
           500,000  CuraGen Corp. (g)                                                     4.00         02/15/11           358,750
           400,000  deCODE genetics, Inc. (g)                                             3.50         04/15/11           265,000
         1,200,000  EPIX Pharmaceuticals, Inc. (g)                                        3.00         06/15/24           813,000
           831,000  Human Genome Sciences, Inc. (g)                                       2.25         08/15/12           724,009
           121,000  Illumina, Inc. (b) (g)                                                0.63         02/15/14           178,172
         1,000,000  Incyte Corp. (g)                                                      3.50         02/15/11           987,500
           500,000  Integra LifeSciences Holdings Corp. (b) (g)                           2.75         06/01/10           473,750
           947,000  King Pharmaceuticals, Inc. (g)                                        1.25         04/01/26           809,685
           722,000  LifePoint Hospitals, Inc. (g)                                         3.50         05/15/14           645,287
           940,000  Millennium Pharmaceuticals, Inc. (g)                                  2.25         11/15/11         1,104,500
           447,000  Millipore Corp. (g)                                                   3.75         06/01/26           481,643
           500,000  NovaMed, Inc. (g)                                                     1.00         06/15/12           416,250
         1,000,000  Oscient Pharmaceuticals Corp. (g)                                     3.50         04/15/11           405,000
           365,000  Sciele Pharma, Inc. (g)                                               2.63         05/15/27           357,700
         1,000,000  Sonosite, Inc. (g)                                                    3.75         07/15/14         1,116,250
         1,257,000  West Pharmaceutical Services, Inc. (g)                                4.00         03/15/47         1,156,440
                                                                                                                    -------------
                                                                                                                       20,058,801
                                                                                                                    -------------

          INDUSTRIALS - 1.7%
         2,000,000  AAR Corp.                                                             1.75         02/01/26         2,877,500
           348,000  Barnes Group, Inc. (b) (g)                                            3.38         03/15/27           463,710
           497,000  Barnes Group, Inc. (g)                                                3.38         03/15/27           662,252
           797,000  FEI Co. (g)                                                           2.88         06/01/13           878,692
           743,000  Greatbatch, Inc. (g)                                                  2.25         06/15/13           636,194
           105,000  Greatbatch, Inc.                                                      2.25         06/15/13            89,381
           500,000  Horizon Lines, Inc. (b) (g)                                           4.25         08/15/12           448,750
         2,000,000  Itron, Inc. (g)                                                       2.50         08/01/26         3,217,500
           149,000  Kemet Corp. (b) (g)                                                   2.25         11/15/26           136,335
           735,000  Kemet Corp. (g)                                                       2.25         11/15/26           672,525
           500,000  LeCroy Corp. (b) (g)                                                  4.00         10/15/26           476,250
           300,000  LeCroy Corp. (g)                                                      4.00         10/15/26           285,750
           350,000  Newport Corp. (b) (g)                                                 2.50         02/15/12           306,688
           500,000  Orbital Sciences Corp.                                                2.44         01/15/27           616,250
         1,505,000  Trinity Industries, Inc. (g)                                          3.88         06/01/36         1,356,381
                                                                                                                    -------------
                                                                                                                       13,124,158
                                                                                                                    -------------

          INFORMATION TECHNOLOGY - 2.4%
         1,012,000  Amkor Technology, Inc. (g)                                            2.50         05/15/11           934,835
         1,250,000  Borland Software Corp. (b) (g)                                        2.75         02/15/12         1,001,250
           625,000  CACI International, Inc. (b) (g)                                      2.13         05/01/14           630,469
           375,000  CACI International, Inc. (g)                                          2.13         05/01/14           378,281
           800,000  Cypress Semiconductor Corp. (b) (g)                                   1.00         09/15/09         1,290,000
         1,020,000  EMC Corp./Massachusetts (g)                                           1.75         12/01/13         1,403,775
           849,000  Emcore Corp. (g)                                                      5.50         05/15/11         1,849,759
         1,931,000  Epicor Software Corp. (g)                                             2.38         05/15/27         1,757,210
           327,000  Hutchinson Technology, Inc. (g)                                       3.25         01/15/26           315,555
         1,000,000  Magma Design Automation, Inc. (b) (g)                                 2.00         05/15/10         1,011,250
         1,198,000  Mentor Graphics Corp. (g)                                             6.25         03/01/26         1,215,970
         2,658,000  Micron Technology, Inc. (g)                                           1.88         06/01/14         2,129,722
         1,380,000  Nuance Communications, Inc. (b) (g)                                   2.75         08/15/27         1,674,975
           165,000  ON Semiconductor Corp. (b) (g)                                        2.63         12/15/26           179,850
         2,328,000  On Semiconductor Corp. (g)                                            2.63         12/15/26         2,537,520
           176,000  PMC - Sierra, Inc. (g)                                                2.25         10/15/25           183,700
           302,000  Skyworks Solutions, Inc. (g)                                          1.25         03/01/10           335,975
                                                                                                                    -------------
                                                                                                                       18,830,096
                                                                                                                    -------------

          MATERIALS - 0.3%
            70,000  Newmont Mining Corp. (b) (g)                                          1.25         07/15/14            88,025
           477,000  Newmont Mining Corp. (g)                                              1.25         07/15/14           599,828
         1,861,000  USEC, Inc. (g)                                                        3.00         10/01/14         1,828,433
                                                                                                                    -------------
                                                                                                                        2,516,286
                                                                                                                    -------------

          TELECOMMUNICATION SERVICES - 2.0%
           176,000  ADC Telecommunications, Inc. (c) (g)                                  5.20         06/15/13           163,900
           142,000  ADC Telecommunications, Inc. (g)                                      3.50         07/15/15           146,615
           662,000  Arris Group, Inc. (g)                                                 2.00         11/15/26           623,213

           459,000  Ciena Corp. (g)                                                       0.25         05/01/13           480,802
           119,000  Citadel Broadcasting Corp. (g)                                        1.88         02/15/11            98,175
            73,000  Dobson Communications Corp. (g)                                       1.50         10/01/25            99,820
         2,974,000  Earthlink, Inc. (g) (f)                                               3.25         11/15/26         3,085,525
         1,888,000  Equinix, Inc. (g)                                                     3.00         10/15/14         2,324,600
           509,000  Global Crossing, Ltd. (g)                                             5.00         05/15/11           599,347
           410,000  HLTH Corp.                                                            3.13         09/01/25           409,488
         1,302,000  Level 3 Communications, Inc. (g)                                      3.50         06/15/12         1,147,387
         1,225,000  Level 3 Communications, Inc. (g)                                      6.00         09/15/09         1,145,375
           241,000  NII Holdings, Inc. (b) (g)                                            3.13         06/15/12           207,863
           613,000  NII Holdings, Inc. (g)                                                3.13         06/15/12           528,713
           944,000  Powerwave Technologies, Inc. (b) (g)                                  3.88         10/01/27           759,920
           701,000  RF Micro Devices, Inc. (g)                                            0.75         04/15/12           665,074
           102,000  RF Micro Devices, Inc. (b) (g)                                        0.75         04/15/12            96,773
           714,000  Symantec Corp. (g)                                                    1.00         06/15/13           747,023
         1,000,000  Symmetricom, Inc. (g)                                                 3.25         06/15/25           875,000
           744,000  Time Warner Telecom, Inc. (g)                                         2.38         04/01/26           950,460
           579,000  Verisign, Inc. (b) (g)                                                3.25         08/15/37           751,253
                                                                                                                    -------------
                                                                                                                       15,906,326
                                                                                                                    -------------

      UTILITIES - 0.1%
         1,030,000  Calpine Corp. (d)                                                     0.00         11/15/23         1,036,437
                                                                                                                    -------------
TOTAL CORPORATE CONVERTIBLE BONDS (COST $106,460,753)                                                                 107,250,814
                                                                                                                    -------------

   CORPORATE NON-COVERTIBLE BONDS - 1.4%
      CONSUMER DISCRETIONARY - 0.4%
           129,749  Continental Airlines, Inc.                                            7.46         04/01/15           126,415
            96,000  Continental Airlines, Inc.                                            7.06         09/15/09            97,200
           400,000  Dana Corp. (d)                                                        5.85         01/15/15           294,000
           400,000  Dana Corp. (d)                                                        9.00         08/15/11           290,000
           300,000  Delphi Corp. (d)                                                      6.50         08/15/13           175,500
           720,000  Delta Air Lines, Inc.                                                 7.11         09/18/11           720,870
         2,028,000  WMG Holdings Corp. (f)                                                0.00         12/15/14         1,308,060
                                                                                                                    -------------
                                                                                                                        3,012,045
                                                                                                                    -------------

   FINANCIALS - 0.7%
           155,000  Allied World Assurance Holdings, Ltd./Bermuda                         7.50         08/01/16           162,462
            57,000  BNP Paribas (c)                                                       8.25         11/28/21            56,880
            66,000  BNP Paribas (c)                                                       9.23         06/08/17            71,914
           225,000  Camden Property Trust                                                 4.38         01/15/10           219,516
           195,000  Capital One Financial Corp.                                           5.70         09/15/11           188,536
           100,000  Countrywide Home Loans, Inc.                                          3.25         05/21/08            90,374
           377,000  Countrywide Financial Corp. (c)                                       5.10         03/24/09           290,485
            75,000  Developers Diversified Realty Corp.                                   4.63         08/01/10            73,088
           100,000  Fairfax Financial Holdings, Ltd.                                      7.75         04/26/12           100,500
           120,000  Ford Motor Credit Co., LLC                                            7.38         10/28/09           112,996
           100,000  Ford Motor Credit Co., LLC (c)                                        9.69         04/15/12            98,366
           500,000  Ford Motor Credit Co., LLC                                            5.80         01/12/09           474,710
           979,000  GMAC, LLC (c)                                                         7.32         12/01/14           786,514
           232,000  HCP, Inc.                                                             5.63         05/01/17           213,250
            50,000  JPMorgan Chase Bank NA (c)                                            7.59         03/28/22            47,335
            31,000  Lehman Brothers Holdings, Inc. (c)                                    0.00         11/30/10            33,948
           151,000  Lehman Brothers Holdings, Inc. (c)                                    0.00         06/20/16           178,754
            56,000  Lehman Brothers Holdings, Inc. (c)                                    8.92         02/16/17            55,345
           171,000  Lehman Brothers Holdings, Inc. (c)                                   11.00         11/07/16           180,986
            80,000  Merrill Lynch & Co., Inc. (c)                                         8.68         05/02/17            81,000
            80,000  Merrill Lynch & Co., Inc. (c)                                         8.95         05/18/17            82,900
            80,000  Merrill Lynch & Co., Inc. (c)                                         9.57         06/06/17            83,200
            24,000  MetLife, Inc.                                                         6.40         12/15/36            22,064
           201,000  MetLife, Inc.                                                         6.50         12/15/32           202,884
            60,000  New Plan Excel Realty Trust                                           5.13         09/15/12            51,125
           160,000  Reckson Operating Partnership LP                                      6.00         03/31/16           149,578
           550,000  Residential Capital, LLC (c)                                          5.65         06/09/08           473,000
            49,000  Shurgard Storage Centers, LLC                                         5.88         03/15/13            50,069
           100,000  Shurgard Storage Centers, LLC                                         7.75         02/22/11           109,245
           180,000  Simon Property Group LP                                               5.75         05/01/12           181,248
           175,000  Washington Real Estate Investment Trust                               5.95         06/15/11           174,150
           170,000  Weingarten Realty Investors                                           4.99         09/03/13           163,018
                                                                                                                    -------------
                                                                                                                        5,259,440
                                                                                                                    -------------
   MATERIALS - NM
           110,000  Barrick Gold Finance Co.                                              5.80         11/15/34           101,132
                                                                                                                    -------------

   TELECOMMUNICATION SERVICES - NM
           200,000  CCH I Holdings LLC / CCH I Holdings Capital Corp.                    11.00         10/01/15           164,000
           250,000  Level 3 Financing, Inc.                                               9.25         11/01/14           227,500
           250,000  Mediacom LLC/Mediacom Capital Corp.                                   9.50         01/15/13           233,438
                                                                                                                    -------------
                                                                                                                          624,938
                                                                                                                    -------------
   UTILITIES - 0.3%
           500,000  Aquila, Inc.                                                          7.63         11/15/09           521,344
           350,000  Aquila, Inc.                                                         14.88         07/01/12           441,000
            10,000  Calpine Corp. (d)                                                     7.88         04/01/08            10,950
           500,000  Calpine Corp. (d)                                                     0.00         05/15/49           567,500
           425,000  Sabine Pass LNG LP                                                    7.25         11/30/13           408,000
           140,000  Southern Union Co. (c)                                                7.20         11/01/66           138,401
            55,000  SWEPCO Capital Trust I (c)                                            5.25         10/01/43            55,350
                                                                                                                    -------------
                                                                                                                        2,142,545
                                                                                                                    -------------
TOTAL CORPORATE NON-COVERTIBLE BONDS (COST $11,069,835)                                                                11,140,100
                                                                                                                    -------------

   SYNDICATED LOANS - 0.3%
           250,000  Delphi Corp.                                                          7.88         07/01/08           249,406
           500,000  Delphi Corp.                                                          8.94         07/01/08           498,813
           501,250  Hawaiian Telecom Communications, Inc.                                 8.34         06/30/14           475,025
           750,000  HCA, Inc.                                                             7.20         11/18/12           713,438
           500,000  Tribune Co.                                                           0.00         05/24/14           430,743
                                                                                                                    -------------
TOTAL SYNDICATED LOANS (COST $2,366,539)                                                                                2,367,425
                                                                                                                    -------------

      U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.3%
          DISCOUNT NOTE - 5.4%
         7,265,000  FHLB Discount Note (e)                                                             01/04/08         7,263,431
         4,120,000  FHLMC Discount Note (e)                                                            01/02/08         4,120,000
        14,020,000  FHLMC Discount Note (e)                                                            01/24/08        13,986,632
            15,000  FNMA Discount Note (e)                                                             01/02/08            15,000
           330,000  FNMA Discount Note (e)                                                             01/14/08           329,414
         5,690,000  FNMA Discount Note (e)                                                             01/22/08         5,674,608
         2,000,000  FNMA Discount Note (e)                                                             01/23/08         1,995,456
         9,275,000  FNMA Discount Note (e)                                                             01/24/08         9,252,926
                                                                                                                    -------------
                                                                                                                       42,637,467
                                                                                                                    -------------

          MORTGAGE BACKED SECURITIES - .8%
           205,000  FHLMC FHR 2929 PE                                                     5.00         05/15/33           200,735
           314,717  FHLMC PC Gold Comb                                                    6.50         10/01/36           324,593
           338,599  FHLMC Pool # G01864                                                   5.00         01/01/34           330,929
           505,373  FHLMC Pool # G12393                                                   5.50         10/01/21           511,692
           511,829  FHLMC Pool # G03436                                                   6.00         11/01/37           519,553
           322,784  FHLMC Pool # G03601                                                   6.00         07/01/37           327,655
           330,000  FHLMC Pool # G03640                                                   5.50         12/01/37           329,370
           321,817  FHLMC Pool # J06246                                                   5.50         10/01/21           325,840
           331,366  FHLMC Pool #1B3413 (c)                                                5.95         05/01/37           336,448
           343,924  FHLMC Pool # H03161                                                   6.50         08/01/37           350,956
            29,479  FHLMC Pool #1L0113 (c)                                                7.10         05/01/35            30,287
            58,610  FHLMC Series 2433 SA (c)                                              7.86         02/15/32            61,839
           237,884  FNMA Benchmark REMIC 2006-B2 AB                                       5.50         05/25/14           241,217
           154,215  FNMA FNR 2001-52 YZ                                                   6.50         10/25/31           159,779
            86,681  FNMA FNR 2001-81 QG                                                   6.50         01/25/32            90,826
           225,000  FNMA FNR 2006-4 WE                                                    4.50         02/25/36           201,124
           340,223  FNMA Pool # 888430                                                    5.00         11/01/33           332,521
           269,204  FNMA Pool # 776708                                                    5.00         05/01/34           263,005
           225,916  FNMA Pool #545639                                                     6.50         04/01/32           233,859
            64,291  FNMA Pool #555177 (c)                                                 4.85         01/01/33            65,295
             3,303  FNMA Pool #673743 (c)                                                 6.96         11/01/32             3,360
            45,633  FNMA Pool #708856 (c)                                                 6.84         06/01/33            46,704
           146,711  FNMA Pool #735861                                                     6.50         09/01/33           151,995
           101,266  FNMA Pool #735881                                                     6.00         11/01/34           103,054
           213,766  FNMA Pool #764388 (c)                                                 4.96         03/01/34           215,248
            69,011  FNMA Pool #841741 (c)                                                 5.05         09/01/35            69,686
           246,129  FNMA Pool #895606 (c)                                                 5.75         06/01/36           246,036
            24,411  GNMA II Pool #80610 (c)                                               6.37         06/20/32            24,650
            51,538  GNMA II Pool #81136 (c)                                               6.00         11/20/34            52,294
           104,552  GNMA II Pool #81432 (c)                                               5.63         08/20/35           105,316
            92,344  GNMA II Pool #81435 (c)                                               5.63         08/20/35            93,055
                                                                                                                    -------------
                                                                                                                        6,348,921
                                                                                                                    -------------

          US TREASURY SECURITIES - 1.1%
           126,000  Financing Corp. Fico (e)                                              0.00         09/26/19            72,532
           905,000  U.S. Treasury Bond                                                    6.13         11/15/27         1,096,253
           255,000  U.S. Treasury Bond                                                    8.13         08/15/19           343,812
           142,000  U.S. Treasury Inflation Indexed Bond                                  2.38         01/15/27           155,599
           601,000  U.S. Treasury Note                                                    4.25         11/15/14           620,204
           339,000  U.S. Treasury Note                                                    4.25         09/30/12           350,997
         1,332,000  U.S. Treasury Note                                                    4.50         03/31/12         1,392,565
         2,791,000  U.S. Treasury Note                                                    4.75         05/31/12         2,946,470
         1,697,000  U.S. Treasury Note                                                    5.13         05/15/16         1,837,269
            88,000  U.S. Treasury Strip PO (e)                                            0.00         08/15/19            52,464
                                                                                                                    -------------
                                                                                                                        8,868,165
                                                                                                                    -------------

      TOTAL US GOVERNMENT AND AGENCY OBLIGATIONS (COST $57,342,284)                                                    57,854,553
                                                                                                                    -------------
TOTAL FIXED-INCOME SECURITIES (COST $187,264,762)                                                                     188,074,125
                                                                                                                    -------------

RIGHTS - NM
           150,000  Comdisco Holding Co., Inc. (h) (Cost $51,260)                                                          23,250
                                                                                                                    -------------

WARRANTS - NM
                16  WesternZagros Resources, Ltd. (Cost $16)                                                                    2
                                                                                                                    -------------

       SHARES
       ------
MUTUAL FUND - 2.4%
             6,850  Energy Select Sector SPDR Fund                                                                        542,589
            18,300  iPath MSCI India Index ETN                                                                          1,789,557
             6,600  iShares MSCI Brazil Index Fund                                                                        532,620
            74,100  iShares MSCI Emerging Markets Index Fund                                                           11,137,230
            41,000  Morgan Stanley India Investment Fund Inc                                                            2,250,490
             2,062  NFJ Dividend Interest & Premium Strategy Fund (g)                                                      47,983
            51,300  SPDR Lehman 1-3 Month T-Bill ETF                                                                    2,349,540
                                                                                                                    -------------
 Total Mutual Fund (Cost $18,952,705)                                                                                  18,650,009
                                                                                                                    -------------

       PRINCIPAL
       ---------
SHORT-TERM INVESTMENTS - 17.4%
      MONEY MARKET DEPOSIT ACCOUNT - 16.4%
      $129,213,675  Citibank Money Market Deposit Account,
        4.13% (Cost $129,213,675)                                                                                     129,213,675
                                                                                                                    -------------

      COMMERCIAL PAPER - 1.0%
           980,000  BNP Paribas Finance, Inc.                                                          01/18/08           977,737
           260,000  Bank of America Corp.                                                              01/08/08           259,753
           850,000  Bank of America Corp.                                                              01/18/08           847,994
           980,000  Bear Stearns Cos., Inc.                                                            01/18/08           977,686
         1,000,000  Citigroup Funding, Inc.                                                            01/07/08           999,074
         1,115,000  Credit Suisse New York                                                             01/28/08         1,110,978
           300,000  General Electric Capital Corp.                                                     01/07/08           299,755
         1,110,000  Merrill Lynch & Co.                                                                01/09/08         1,108,637
         1,115,000  National Rural Utilities Cooperative Finance Corp.                                 01/29/08         1,111,332
           125,000  Rabobank USA Finance Corp.                                                         01/07/08           124,901

                                                                                                                    -------------
      Total Commercial Paper (Cost $7,818,027)                                                                          7,817,847
                                                                                                                    -------------

 TOTAL SHORT-TERM INVESTMENTS (COST $137,031,702)                                                                     137,031,522
                                                                                                                    -------------

              CONTRACTS                                                              STRIKE PRICE  EXPIRATION DATE
              ---------                                                              ------------  ---------------
PUT OPTIONS PURCHASED - 0.1%
                30  Advanced Micro Devices, Inc.                                         20.00         01/21/09            37,575
                30  Amazon.com, Inc.                                                     30.00         01/21/09             1,440
                18  Amgen, Inc.                                                          60.00         01/21/09            25,920
                18  Amgen, Inc.                                                          70.00         01/21/09            42,624
                30  Anadarko Petroleum Corp.                                             40.00         01/21/09             1,425
                18  Apache Corp.                                                         60.00         01/21/09             1,800
                15  Apple, Inc.                                                          50.00         01/21/09               315
                60  Applied Materials, INC.                                              15.00         01/21/09             6,750
                18  Bank of America Corp.                                                40.00         01/21/09             8,280
                15  Bear Stearns Cos., Inc.                                             130.00         01/21/09            64,050
                45  Bed Bath & Beyond, Inc.                                              30.00         01/21/09            17,550
                18  Caterpillar, Inc.                                                    60.00         01/21/09             6,210
                14  Centex Corp.                                                         50.00         01/23/08            34,650
                18  Centex Corp.                                                         40.00         01/21/09            29,880
                30  Circuit City Stores, Inc.                                            30.00         01/21/09            77,250
                60  Cisco Systems, Inc.                                                  15.00         01/21/09             1,440
                30  Comcast Corp.                                                        30.00         01/21/09            14,400
                30  Countrywide Financial Corp.                                          30.00         01/21/09            63,300
                30  Countrywide Financial Corp.                                          25.00         01/21/09            48,450
                24  Dell, Inc.                                                           20.00         01/23/08               120
                36  Dell, Inc.                                                           30.00         01/23/08            20,520
                16  DR Horton, Inc.                                                      30.00         01/23/08            26,800
                28  eBay, Inc.                                                           35.00         01/23/08             6,020
                28  General Electric Co.                                                 30.00         01/23/08                28
                 6  Google, Inc.                                                        240.00         01/23/08                60
                30  Halliburton Co.                                                      30.00         01/21/09             3,690
                30  Hovnanian Enterprises, Inc.                                          35.00         01/23/08            83,250
                 7  Hovnanian Enterprises, Inc.                                          50.00         01/23/08            29,925
                18  Kohls Corp.                                                          50.00         01/21/09            15,840
                16  Lennar Corp., Class A                                                50.00         01/23/08            51,120
                45  Lowe's Cos., Inc.                                                    25.00         01/21/09            20,250
                36  Lowe's Cos., Inc.                                                    30.00         01/21/09            28,800
                18  Merrill Lynch & Co., Inc.                                            55.00         01/21/09            16,524
                30  Microsoft Corp.                                                      20.00         01/21/09               675
                18  Morgan Stanley                                                       50.00         01/21/09             7,290
                30  Nike, Inc.                                                           40.00         01/21/09             1,875
                18  Procter & Gamble Co.                                                 50.00         01/21/09               990
                47  Pulte Homes, Inc.                                                    25.00         01/21/09            67,680
                14  Ryland Group, Inc.                                                   30.00         01/21/09            10,710
                16  Ryland Group, Inc.                                                   60.00         01/23/08            51,760
                18  Ryland Group, Inc.                                                   40.00         01/21/09            25,920
                15  Schlumberger, Ltd.                                                   60.00         01/21/09             2,400
                18  Target Corp.                                                         40.00         01/21/09             6,840
                28  Toll Brothers, Inc.                                                  30.00         01/23/08            27,720
                18  United Technologies Corp.                                            50.00         01/21/09             1,845
                30  Yahoo!, Inc.                                                         30.00         01/23/08            20,400
                                                                                                                    -------------
TOTAL PUT OPTIONS PURCHASED (PREMIUMS PAID $494,526)                                                                    1,012,361
                                                                                                                    -------------

CALL OPTIONS PURCHASED - 0.4%
               159  American International Group, Inc.                                   60.00         01/21/09           108,120
                 7  Bed Bath & Beyond, Inc.                                              30.00         01/23/08               665
               421  Bed Bath & Beyond, Inc.                                              30.00         01/21/09           183,135
               285  E*Trade Financial Corp.                                              15.00         01/23/08               285
               170  ConocoPhillips                                                       60.00         01/21/09           526,830
                 7  Walt Disney Co.                                                      30.00         01/23/08             1,820
               201  Walt Disney Co.                                                      30.00         01/21/09           108,540
                15  Fedex Corp.                                                          90.00         01/21/09            16,800
               326  Home Depot, Inc.                                                     30.00         01/21/09            83,130
                45  Johnson & Johnson                                                    50.00         01/23/08            75,600
               113  Johnson & Johnson                                                    50.00         01/23/08           189,840
               218  Lowe's Cos., Inc.                                                    25.00         01/23/08             1,090
               109  McDonald's Corp.                                                     40.00         01/21/09           226,720
               247  Microsoft Corp.                                                      20.00         01/21/09           411,255
                72  Procter & Gamble Co.                                                 60.00         01/21/09           113,400
               260  Wal-Mart Stores, Inc.                                                30.00         01/21/09           481,000
               417  Wal-Mart Stores, Inc.                                                35.00         01/21/09           596,310
               228  Warner Music Group Corp.                                             25.00         01/21/09             2,280
                                                                                                                    -------------
TOTAL CALL OPTIONS PURCHASED (PREMIUMS PAID $3,565,321)                                                                 3,126,820
                                                                                                                    -------------

TOTAL LONG POSITIONS - 98.8% (COST $765,733,823)*                                                                     779,368,073
TOTAL SHORT POSITIONS - (38.8)% (COST $(318,958,593))                                                                (306,311,008)
TOTAL CALL OPTIONS WRITTEN - (0.2)% (COST $(1,423,421))                                                                (1,284,475)
Other Assets & Liabilities, Net 40.2%                                                                                 317,156,960
                                                                                                                    -------------
NET ASSETS - 100.00%                                                                                                $ 788,929,550
                                                                                                                    =============

--------------------------------------------------------------------------------
ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
DECEMBER 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

              SHARES                                     SECURITY DESCRIPTION                                          VALUE
---------------------------------------------------------------------------------------------------------------------------------
SECURITIES SOLD SHORT - (38.8)%
   COMMON STOCK - (33.9)%
      CONSUMER DISCRETIONARY - (5.7)%
         (45,500) 99 Cents Only Stores                                                                            $     (362,180)
         (30,100) Advance Auto Parts, Inc.                                                                            (1,143,499)
          (3,125) Aeropostale, Inc.                                                                                      (82,813)
          (2,018) Alaska Air Group, Inc.                                                                                 (50,470)
         (55,452) Ambassadors International, Inc.                                                                       (808,490)
         (47,950) American Eagle Outfitters, Inc.                                                                       (995,922)
         (43,400) AMR Corp.                                                                                             (608,902)
          (5,208) AnnTaylor Stores Corp.                                                                                (133,116)
         (28,276) ArvinMeritor, Inc.                                                                                    (331,677)
         (13,200) AutoNation, Inc.                                                                                      (206,712)
          (2,300) Barnes & Noble, Inc.                                                                                   (79,235)
            (100) Beazer Homes USA, Inc.                                                                                    (743)
         (29,900) Bed Bath & Beyond, Inc.                                                                               (878,761)
         (20,950) Best Buy Co., Inc.                                                                                  (1,103,018)
         (49,446) Blockbuster, Inc., Class A                                                                            (192,839)
         (11,300) Borders Group, Inc.                                                                                   (120,345)
          (1,600) BorgWarner, Inc.                                                                                       (77,456)
          (4,975) Brown Shoe Co., Inc.                                                                                   (75,471)
         (19,325) Carmax, Inc.                                                                                          (381,669)
          (2,000) Carnival Corp.                                                                                         (88,980)
          (2,850) Casey's General Stores, Inc.                                                                           (84,389)
         (35,900) Casual Male Retail Group, Inc.                                                                        (185,962)
         (28,100) Centex Corp.                                                                                          (709,806)
         (11,008) Champion Enterprises, Inc.                                                                            (103,695)
         (51,267) Cheesecake Factory                                                                                  (1,215,541)
         (28,650) Choice Hotels International, Inc.                                                                     (951,180)
            (712) Citadel Broadcasting Corp.                                                                              (1,467)
         (13,800) Citi Trends, Inc.                                                                                     (213,072)
          (4,900) Comcast Corp., Class A                                                                                 (89,474)
         (34,500) Copa Holdings SA                                                                                    (1,296,165)
         (32,300) CBRL Group, Inc.                                                                                    (1,046,197)
          (8,550) Dick's Sporting Goods, Inc.                                                                           (237,348)
         (16,100) Dillard's, Inc., Class A                                                                              (302,358)
         (21,500) DR Horton, Inc.                                                                                       (283,155)
         (11,000) DSW, Inc., Class A                                                                                    (206,360)
          (4,014) Empire Resorts, Inc.                                                                                   (13,688)
          (1,300) Fastenal Co.                                                                                           (52,546)
        (102,956) Ford Motor Co.                                                                                        (692,894)
         (27,600) Frontier Airlines Holdings, Inc.                                                                      (145,176)
          (1,350) GameStop Corp., Class A                                                                                (83,849)
          (5,600) Gaylord Entertainment Co.                                                                             (226,632)
         (10,459) General Motors Corp.                                                                                  (260,325)
          (2,350) Genesco, Inc.                                                                                          (88,830)
         (13,554) Gol Linhas Aereas Inteligentes SA, ADR                                                                (336,410)
         (19,758) Group 1 Automotive, Inc.                                                                              (469,253)
          (2,000) Guess?, Inc.                                                                                           (75,780)
         (14,950) Harman International Industries, Inc.                                                               (1,101,965)
         (37,600) Herman Miller, Inc.                                                                                 (1,217,864)
          (2,402) Hibbett Sports, Inc.                                                                                   (47,992)
         (27,200) HNI Corp.                                                                                             (953,632)
            (200) Hovnanian Enterprises, Inc.                                                                             (1,434)
         (11,000) Interface, Inc., Class A                                                                              (179,520)
         (27,100) International Game Technology                                                                       (1,190,503)
          (1,700) J Crew Group, Inc.                                                                                     (81,957)
          (3,300) JC Penney Co., Inc.                                                                                   (145,167)
         (27,700) Jetblue Airways Corp.                                                                                 (163,430)
          (2,681) Jones Apparel Group, Inc.                                                                              (42,869)
            (100) KB Home                                                                                                 (2,160)
          (8,303) Kohl's Corp.                                                                                          (380,277)
          (8,000) Las Vegas Sands Corp.                                                                                 (824,400)

         (13,800) Lee Enterprises, Inc.                                                                                 (202,170)
         (52,500) Lennar Corp., Class A                                                                                 (939,225)
          (3,700) Life Time Fitness, Inc.                                                                               (183,816)
         (39,675) Lions Gate Entertainment Corp.                                                                        (373,739)
          (5,000) Lithia Motors, Inc., Class A                                                                           (68,650)
          (7,825) Liz Claiborne, Inc.                                                                                   (159,239)
          (3,358) Lowe's Cos., Inc.                                                                                      (75,958)
         (64,800) Limited Brands, Inc.                                                                                (1,226,664)
         (45,300) M/I Homes, Inc.                                                                                       (475,650)
          (8,000) Macrovision Corp.                                                                                     (146,640)
         (16,700) Mattel, Inc.                                                                                          (317,968)
          (2,800) MDC Holdings, Inc.                                                                                    (103,964)
          (2,876) Mesa Air Group, Inc.                                                                                    (8,887)
          (3,200) MGM Mirage                                                                                            (268,864)
         (26,700) Mobile Mini, Inc.                                                                                     (495,018)
         (40,729) Morgans Hotel Group Co.                                                                               (785,255)
          (6,800) News Corp., Class A                                                                                   (139,332)
         (30,700) Office Depot, Inc.                                                                                    (427,037)
          (5,900) OfficeMax, Inc.                                                                                       (121,894)
          (8,500) O'Reilly Automotive, Inc.                                                                             (275,655)
         (10,400) Orient-Express Hotels, Ltd.                                                                           (598,208)
          (5,650) Pacific Sunwear of California                                                                          (79,722)
         (21,750) Panera Bread Co., Class A                                                                             (779,085)
          (8,075) Pantry, Inc.                                                                                          (211,000)
          (7,725) PC Mall, Inc.                                                                                          (71,920)
         (39,110) Penske Auto Group, Inc.                                                                               (682,861)
          (2,061) Petsmart, Inc.                                                                                         (48,495)
          (3,702) PF Chang's China Bistro, Inc.                                                                          (84,554)
          (9,000) Phillips-Van Heusen Corp.                                                                             (331,740)
         (16,539) Pinnacle Entertainment, Inc.                                                                          (389,659)
         (28,800) Pool Corp.                                                                                            (571,104)
         (66,300) Pulte Homes, Inc.                                                                                     (698,802)
         (15,300) Quiksilver, Inc.                                                                                      (131,274)
          (4,800) RadioShack Corp.                                                                                       (80,928)
          (4,800) Royal Caribbean Cruises, Ltd.                                                                         (203,712)
          (8,177) Ryanair Holdings PLC, ADR                                                                             (322,501)
            (600) Ryland Group, Inc.                                                                                     (16,530)
         (11,384) School Specialty, Inc.                                                                                (393,317)
          (1,238) Scientific Games Corp.                                                                                 (41,164)
         (10,700) Skechers U.S.A., Inc., Class A                                                                        (208,757)
          (3,700) Sonic Automotive, Inc., Class A                                                                        (71,632)
          (2,899) Sonic Corp.                                                                                            (63,488)
        (105,800) Spartan Motors, Inc.                                                                                  (808,312)
          (3,057) Sport Supply Group, Inc.                                                                               (24,303)
         (16,100) Standard-Pacific Corp.                                                                                 (53,935)
         (13,353) Starbucks Corp.                                                                                       (273,336)
         (17,750) Starwood Hotels & Resorts Worldwide, Inc.                                                             (781,533)
         (55,100) Steak 'n' Shake Co.                                                                                   (600,590)
         (12,800) Target Corp.                                                                                          (640,000)
         (21,100) Thor Industries, Inc.                                                                                 (802,011)
          (1,750) Tiffany & Co.                                                                                          (80,553)
          (6,900) Titan International, Inc.                                                                             (215,694)
         (34,250) TJX Cos., Inc.                                                                                        (984,003)
            (200) Toll Brothers, Inc.                                                                                     (4,012)
          (2,946) Toyota Motor Corp., ADR                                                                               (312,777)
         (28,557) Tractor Supply Co.                                                                                  (1,026,339)
          (5,067) Tween Brands, Inc.                                                                                    (134,174)
            (600) Under Armour, Inc.                                                                                     (26,202)
          (5,145) Urban Outfitters, Inc.                                                                                (140,253)
          (7,300) Wal-Mart Stores, Inc.                                                                                 (346,969)
            (300) Washington Post Co., Class B                                                                          (237,429)
         (20,250) WESCO International, Inc.                                                                             (802,710)
          (2,772) Williams-Sonoma, Inc.                                                                                  (71,795)
          (3,100) World Fuel Services Corp.                                                                              (89,993)
          (8,500) Zale Corp.                                                                                            (136,510)
          (3,550) Zumiez, Inc.                                                                                           (86,478)
                                                                                                                  --------------
                                                                                                                     (44,983,009)
                                                                                                                  --------------

      CONSUMER STAPLES - (4.5)%
         (16,700) Avery Dennison Corp.                                                                                  (887,438)
          (2,671) Avon Products, Inc.                                                                                   (105,585)
         (44,636) Bare Escentuals, Inc.                                                                               (1,082,423)
          (5,942) Brown-Forman Corp., Class B                                                                           (440,362)
         (28,964) Bunge, Ltd.                                                                                         (3,371,699)
          (3,100) Campbell Soup Co.                                                                                     (110,763)
         (77,873) CBIZ, Inc.                                                                                            (763,934)
          (8,100) Central European Distribution Corp.                                                                   (470,448)
          (6,684) Central Garden and Pet Co., Class A                                                                    (35,826)
          (4,754) Chemed Corp.                                                                                          (265,654)
          (3,900) Consolidated Graphics, Inc.                                                                           (186,498)
         (18,269) Constellation Brands, Inc., Class A                                                                   (431,879)
          (7,700) Corn Products International, Inc.                                                                     (282,975)
         (13,300) Cornell Cos., Inc.                                                                                    (310,156)
         (16,600) Corporate Executive Board Co.                                                                         (997,660)
         (10,981) Corrections Corp. of America                                                                          (324,049)
          (5,900) Deluxe Corp.                                                                                          (194,051)
         (15,675) Dollar Financial Corp.                                                                                (481,066)
          (2,410) Estee Lauder Cos., Inc.                                                                               (105,100)
         (30,018) Euronet Worldwide, Inc.                                                                               (900,540)
          (3,600) Fortune Brands, Inc.                                                                                  (260,496)
         (80,550) H&R Block, Inc.                                                                                     (1,495,814)
          (2,431) Hain Celestial Group, Inc.                                                                             (77,792)
          (6,800) Hansen Natural Corp.                                                                                  (301,172)
         (14,800) Healthcare Services Group                                                                             (313,464)
         (24,650) Hershey Co.                                                                                           (971,210)
          (9,700) Huron Consulting Group, Inc.                                                                          (782,111)
          (7,300) Omnicare, Inc.                                                                                        (166,513)
          (3,992) Oscient Pharmaceuticals Corp.                                                                           (5,389)
          (6,885) Iron Mountain, Inc.                                                                                   (254,883)
          (2,478) Jackson Hewitt Tax Service, Inc.                                                                       (78,677)
          (6,200) JM Smucker Co.                                                                                        (318,928)
         (10,600) Kelly Services, Inc., Class A                                                                         (197,796)
         (36,100) Kenexa Corp.                                                                                          (701,062)
         (11,300) Kraft Foods, Inc.                                                                                     (368,719)
          (2,832) Lance, Inc.                                                                                            (57,829)
         (52,848) Live Nation, Inc.                                                                                     (767,353)
          (1,600) Manpower, Inc.                                                                                         (91,040)
          (1,675) McCormick & Co., Inc.                                                                                  (63,499)
         (12,300) Mcgrath Rentcorp                                                                                      (316,725)
          (9,400) Molson Coors Brewing Co., Class B                                                                     (485,228)
         (15,300) Monro Muffler, Inc.                                                                                   (298,197)
         (29,000) Monster Worldwide, Inc.                                                                               (939,600)
         (32,850) Moody's Corp.                                                                                       (1,172,745)
          (4,125) Nash Finch Co.                                                                                        (145,530)
         (50,950) PDL BioPharma, Inc.                                                                                   (892,644)
          (9,900) PeopleSupport, Inc.                                                                                   (135,432)
         (12,300) Pharmaceutical Product Development, Inc.                                                              (496,551)
          (8,300) Procter & Gamble Co.                                                                                  (609,386)
         (33,350) Robert Half International, Inc.                                                                       (901,784)
          (9,100) RR Donnelley & Sons Co.                                                                               (343,434)
         (30,906) Scotts Miracle-Gro Co., Class A                                                                     (1,156,503)
         (25,750) Sepracor, Inc.                                                                                        (675,938)
          (8,800) Sotheby's                                                                                             (335,280)
         (17,339) Spartan Stores, Inc.                                                                                  (396,196)
         (32,100) SYSCO Corp.                                                                                         (1,001,841)
         (27,100) Tootsie Roll Industries, Inc.                                                                         (743,082)
         (12,300) Tupperware Brands Corp.                                                                               (406,269)
          (2,000) Tyson Foods, Inc., Class A                                                                             (30,660)
          (4,744) United Natural Foods, Inc.                                                                            (150,480)
          (7,242) Universal Corp.                                                                                       (370,935)
         (22,250) UST, Inc.                                                                                           (1,219,300)
         (76,300) Valeant Pharmaceuticals International                                                                 (913,311)
          (3,300) VCA Antech, Inc.                                                                                      (145,959)
         (35,150) Vertex Pharmaceuticals, Inc.                                                                          (816,535)
          (1,138) Vistaprint, Ltd.                                                                                       (48,763)

         (26,662) Whole Foods Market, Inc.                                                                            (1,087,810)
                                                                                                                  --------------
                                                                                                                     (35,257,971)
                                                                                                                  --------------

      ENERGY - (3.0)%
          (2,150) Alpha Natural Resources, Inc.                                                                          (69,832)
            (900) Apache Corp.                                                                                           (96,786)
          (4,650) Arch Coal, Inc.                                                                                       (208,925)
          (5,800) Arena Resources, Inc.                                                                                 (241,918)
            (750) Atwood Oceanics, Inc.                                                                                  (75,180)
          (2,325) Baker Hughes, Inc.                                                                                    (188,558)
          (8,800) Bill Barrett Corp.                                                                                    (368,456)
          (1,400) Berry Petroleum Co.                                                                                    (62,230)
         (36,150) BJ Services Co.                                                                                       (876,999)
          (2,050) CARBO Ceramics, Inc.                                                                                   (76,260)
          (3,400) Carrizo Oil & Gas, Inc.                                                                               (186,150)
         (19,500) Cheniere Energy, Inc.                                                                                 (636,480)
         (19,239) Chesapeake Energy Corp.                                                                               (754,169)
          (1,225) Chevron Corp.                                                                                         (114,329)
          (4,300) CNX Gas Corp.                                                                                         (137,385)
          (5,600) Covanta Holding Corp.                                                                                 (154,896)
         (51,500) Delta Petroleum Corp.                                                                                 (970,775)
          (7,600) Denbury Resources, Inc.                                                                               (226,100)
          (1,300) Diamond Offshore Drilling, Inc.                                                                       (184,600)
         (20,900) Enbridge, Inc.                                                                                        (844,987)
          (2,575) EOG Resources, Inc.                                                                                   (229,819)
        (160,960) Evergreen Solar, Inc.                                                                               (2,779,779)
          (1,600) FMC Technologies, Inc.                                                                                 (90,720)
         (18,600) Flotek Industries, Inc.                                                                               (670,344)
          (6,500) Gasco Energy, Inc.                                                                                     (12,870)
         (31,129) Global Industries, Ltd.                                                                               (666,783)
          (2,400) GMX Resources, Inc.                                                                                    (77,472)
         (17,400) Goodrich Petroleum Corp.                                                                              (393,588)
         (16,400) Gulfport Energy Corp.                                                                                 (299,464)
         (11,320) International Coal Group, Inc.                                                                         (60,675)
         (18,300) Nabors Industries, Ltd.                                                                               (501,237)
          (2,800) National Oilwell Varco, Inc.                                                                          (205,688)
          (1,375) Newfield Exploration Co.                                                                               (72,463)
          (1,435) Occidental Petroleum Corp.                                                                            (110,481)
          (4,000) Parallel Petroleum Corp.                                                                               (70,520)
         (14,274) Peabody Energy Corp.                                                                                  (879,849)
         (27,459) Penn Virginia Corp.                                                                                 (1,198,037)
         (11,740) Petroquest Energy, Inc.                                                                               (167,882)
          (6,100) Pioneer Natural Resources Co.                                                                         (297,924)
          (4,000) Quicksilver Resources, Inc.                                                                           (238,360)
         (12,200) Range Resources Corp.                                                                                 (626,592)
          (5,400) Rowan Cos., Inc.                                                                                      (213,084)
          (1,425) Royal Dutch Shell PLC, ADR                                                                            (119,985)
          (9,900) Schlumberger, Ltd.                                                                                    (973,863)
          (3,800) Southwestern Energy Co.                                                                               (211,736)
          (1,500) Stone Energy Corp.                                                                                     (70,365)
          (2,100) Suncor Energy, Inc.                                                                                   (228,333)
         (14,000) Sunoco, Inc.                                                                                        (1,014,160)
          (4,400) Sunpower Corp., Class A                                                                               (573,716)
         (34,650) Superior Energy Services                                                                            (1,192,653)
         (53,850) Tetra Technologies, Inc.                                                                              (838,445)
         (20,000) Toreador Resources Corp.                                                                              (139,800)
          (1,450) Total SA, ADR                                                                                         (119,770)
         (15,700) Transcanada Corp.                                                                                     (642,601)
          (1,821) Transocean, Inc.                                                                                      (260,676)
         (36,050) Western Refining, Inc.                                                                                (872,771)
          (6,500) Whiting Petroleum Corp.                                                                               (374,790)
          (6,250) XTO Energy, Inc.                                                                                      (321,000)
                                                                                                                  --------------
                                                                                                                     (24,293,310)
                                                                                                                  --------------
      FINANCIALS - (3.8)%
          (1,399) Affiliated Managers Group, Inc.                                                                       (164,327)
         (16,183) Alesco Financial, Inc.                                                                                 (53,080)

         (28,800) AMBAC Financial Group, Inc.                                                                           (742,176)
         (21,300) American Capital Strategies, Ltd.                                                                     (702,048)
         (34,599) American Equity Investment Life Holding Co.                                                           (286,826)
         (17,800) American International Group, Inc.                                                                  (1,037,740)
          (2,100) Apartment Investment & Management Co.                                                                  (72,933)
          (4,700) Astoria Financial Corp.                                                                               (109,369)
         (23,700) Bank Of Hawaii Corp.                                                                                (1,212,018)
         (16,100) BankAtlantic Bancorp, Inc., Class A                                                                    (66,010)
          (6,600) Bear Stearns Cos., Inc.                                                                               (582,450)
          (1,800) Brookfield Asset Management, Inc.                                                                      (64,206)
         (39,400) Brookline Bancorp, Inc.                                                                               (400,304)
         (40,700) Brown & Brown, Inc.                                                                                   (956,450)
          (1,625) Camden Property Trust                                                                                  (78,244)
         (16,565) CapitalSource, Inc.                                                                                   (291,378)
          (8,700) Capitol Bancorp, Ltd.                                                                                 (175,044)
         (19,500) Capitol Federal Financial                                                                             (604,500)
          (1,752) CIT Group, Inc.                                                                                        (42,101)
         (10,500) Citigroup, Inc.                                                                                       (309,120)
         (10,600) CNA Financial Corp.                                                                                   (357,432)
          (6,120) CompuCredit Corp.                                                                                      (61,078)
         (16,840) Conseco, Inc.                                                                                         (211,510)
         (41,600) Cousins Properties, Inc.                                                                              (919,360)
            (775) Cullen/Frost Bankers, Inc.                                                                             (39,262)
         (28,800) CVB Financial Corp.                                                                                   (297,792)
          (2,000) Developers Diversified Realty Corp.                                                                    (76,580)
         (76,000) E*Trade Financial Corp.                                                                               (269,800)
         (11,053) Equity Residential                                                                                    (403,103)
          (2,100) Fannie Mae                                                                                             (83,958)
          (2,275) Federal National Mortgage Association                                                                  (77,509)
          (1,680) FelCor Lodging Trust, Inc.                                                                             (26,191)
          (5,550) Fidelity National Financial, Inc.                                                                      (81,086)
          (7,555) First Niagara Financial Group, Inc.                                                                    (90,962)
          (6,215) FirstFed Financial Corp.                                                                              (222,621)
          (3,575) FNB Corp.                                                                                              (52,553)
          (9,197) Forest City Enterprises, Inc., Class A                                                                (408,715)
          (7,195) Fulton Financial Corp.                                                                                 (80,728)
          (7,400) Glacier Bancorp, Inc.                                                                                 (138,676)
          (1,075) Greenhill & Co., Inc.                                                                                  (71,466)
          (2,300) Hartford Financial Services Group, Inc.                                                               (200,537)
          (3,700) Healthcare Realty Trust, Inc.                                                                          (93,943)
          (4,200) Hilb, Rogal & Hobbs Co.                                                                               (170,394)
         (22,200) Horace Mann Educators Corp.                                                                           (420,468)
          (4,882) Hudson City Bancorp, Inc.                                                                              (73,328)
          (7,800) ING Groep NV, ADR                                                                                     (303,498)
         (40,680) Investors Bancorp, Inc.                                                                               (575,215)
         (30,200) Jefferies Group, Inc.                                                                                 (696,110)
         (19,200) Kilroy Realty Corp.                                                                                 (1,055,232)
          (6,356) KKR Financial Holdings, LLC                                                                            (89,302)
          (4,400) Lazard, Ltd., Class A                                                                                 (178,992)
         (10,100) Lehman Brothers Holdings, Inc.                                                                        (660,944)
         (11,300) Loews Corp.                                                                                           (568,842)
         (22,600) MBIA, Inc.                                                                                            (421,038)
          (6,475) Medical Properties Trust, Inc.                                                                         (65,980)
         (11,700) MetLife, Inc.                                                                                         (720,954)
          (1,400) Morgan Stanley                                                                                         (74,354)
          (2,500) National Financial Partners Corp.                                                                     (114,025)
          (3,200) National Retail Properties, Inc.                                                                       (74,816)
         (10,750) New York Community Bancorp, Inc.                                                                      (188,985)
         (29,900) NewAlliance Bancshares, Inc.                                                                          (344,448)
          (4,968) NYSE Euronext                                                                                         (436,041)
          (1,400) PartnerRe, Ltd.                                                                                       (115,542)
         (66,350) People's United Financial, Inc.                                                                     (1,181,030)
         (53,200) PFF Bancorp, Inc.                                                                                     (640,528)
         (22,900) Popular, Inc.                                                                                         (242,740)
          (4,320) Progressive Corp.                                                                                      (82,771)
         (18,800) Raymond James Financial, Inc.                                                                         (614,008)
          (3,150) Realty Income Corp.                                                                                    (85,113)
         (61,085) SLM Corp.                                                                                           (1,230,252)

          (1,295) Sovran Self Storage, Inc.                                                                              (51,930)
         (26,600) St Joe Co.                                                                                            (944,566)
         (10,500) State Street Corp.                                                                                    (852,600)
          (1,500) Sun Life Financial, Inc.                                                                               (83,910)
            (525) SunTrust Banks, Inc.                                                                                   (32,807)
          (1,500) Synovus Financial Corp.                                                                                (36,120)
         (50,850) TCF Financial Corp.                                                                                   (911,741)
          (7,300) Tower Group, Inc.                                                                                     (243,820)
          (7,900) UCBH Holdings, Inc.                                                                                   (111,864)
         (44,850) UDR, Inc.                                                                                             (890,273)
          (1,208) UMB Financial Corp.                                                                                    (46,339)
         (13,600) United Community Banks, Inc.                                                                          (214,880)
          (2,400) UnumGroup Corp.                                                                                        (57,096)
         (22,620) Valley National Bancorp                                                                               (431,137)
          (3,915) Washington Federal, Inc.                                                                               (82,646)
         (11,716) Washington Mutual, Inc.                                                                               (159,455)
         (16,900) Westamerica Bancorporation                                                                            (752,895)
          (5,172) World Acceptance Corp.                                                                                (139,541)
         (10,700) XL Capital, Ltd., Class A                                                                             (538,317)
                                                                                                                  --------------
                                                                                                                     (30,222,073)
                                                                                                                  --------------
      HEALTH CARE - (3.8)%
          (3,500) Abbott Laboratories                                                                                   (196,525)
          (6,317) Advanced Medical Optics, Inc.                                                                         (154,956)
         (10,329) Affymetrix, Inc.                                                                                      (239,013)
          (9,800) Alnylam Pharmaceuticals, Inc.                                                                         (284,984)
          (5,100) AMAG Pharmaceuticals, Inc.                                                                            (306,663)
        (106,051) American Medical Systems Holdings, Inc.                                                             (1,533,497)
          (2,200) AMERIGROUP Corp.                                                                                       (80,190)
          (2,922) Amgen, Inc.                                                                                           (135,698)
         (18,015) Amylin Pharmaceuticals, Inc.                                                                          (666,555)
         (41,150) APP Pharmaceuticals, Inc.                                                                             (422,611)
          (8,490) ATS Medical, Inc.                                                                                      (18,763)
         (23,050) Barr Pharmaceuticals, Inc.                                                                          (1,223,955)
          (2,500) Baxter International, Inc.                                                                            (145,125)
          (8,900) BioMarin Pharmaceuticals, Inc.                                                                        (315,060)
          (5,000) Bristol-Myers Squibb Co.                                                                              (132,600)
         (19,473) China Medical Technologies, Inc., ADR                                                                 (864,406)
          (3,219) Community Health Systems, Inc.                                                                        (118,652)
          (2,900) Cooper Cos., Inc.                                                                                     (110,200)
         (53,449) Cubist Pharmaceuticals, Inc.                                                                        (1,096,239)
          (1,400) Cyberonics, Inc.                                                                                       (18,424)
          (2,700) Davita, Inc.                                                                                          (152,145)
          (9,140) deCODE Genetics, Inc.                                                                                  (33,635)
          (2,225) Edwards Lifesciences Corp.                                                                            (102,328)
          (3,151) Elan Corp. PLC, ADR                                                                                    (69,259)
          (1,918) Eli Lilly & Co.                                                                                       (102,402)
         (40,400) Endo Pharmaceuticals Holdings, Inc.                                                                 (1,077,468)
         (26,100) Forest Laboratories, Inc.                                                                             (951,345)
          (1,117) Genentech, Inc.                                                                                        (74,917)
         (14,360) Health Management Associates, Inc., Class A                                                            (85,873)
          (3,290) HealthExtras, Inc.                                                                                     (85,803)
         (13,345) Healthsouth Corp.                                                                                     (280,245)
          (1,584) Healthways, Inc.                                                                                       (92,569)
         (10,540) Hologic, Inc.                                                                                         (723,466)
         (28,057) Human Genome Sciences, Inc.                                                                           (292,915)
          (5,695) Illumina, Inc.                                                                                        (337,486)
         (32,471) Incyte Corp.                                                                                          (326,334)
          (2,468) Integra Lifesciences Holdings, Corp.                                                                  (103,483)
         (28,073) Isis Pharmaceuticals, Inc.                                                                            (442,150)
          (1,739) Johnson & Johnson                                                                                     (115,991)
         (22,479) King Pharmaceuticals, Inc.                                                                            (230,185)
         (15,250) Laboratory Corp. of America Holdings                                                                (1,151,833)
         (13,659) LifePoint Hospitals, Inc.                                                                             (406,219)
         (13,983) Lincare Holdings, Inc.                                                                                (491,642)
         (10,300) Luminex Corp.                                                                                         (167,272)
          (9,000) Medicines Co.                                                                                         (172,440)

         (34,600) Medicis Pharmaceutical Corp., Class A                                                                 (898,562)
         (11,175) Medtronic, Inc.                                                                                       (561,767)
          (1,939) Mentor Corp.                                                                                           (75,815)
         (42,257) Millennium Pharmaceuticals, Inc.                                                                      (633,010)
          (3,162) Millipore Corp.                                                                                       (231,395)
         (45,464) Molina Healthcare, Inc.                                                                             (1,759,457)
         (29,275) Mylan, Inc.                                                                                           (411,607)
         (48,725) NovaMed, Inc.                                                                                         (207,081)
         (40,232) Patterson Cos., Inc.                                                                                (1,365,876)
          (3,400) Pfizer, Inc.                                                                                           (77,282)
          (6,700) Psychiatric Solutions, Inc.                                                                           (217,750)
          (5,615) Quest Diagnostics, Inc.                                                                               (297,034)
         (39,300) Resmed, Inc.                                                                                        (2,064,429)
          (8,844) Sciele Pharma, Inc.                                                                                   (180,860)
         (20,954) Sonosite, Inc.                                                                                        (705,521)
          (9,300) Stereotaxis, Inc.                                                                                     (113,646)
          (3,800) Stryker Corp.                                                                                         (283,936)
         (12,000) Tenet Healthcare Corp.                                                                                 (60,960)
          (3,353) Unitedhealth Group, Inc.                                                                              (195,145)
         (24,400) Varian Medical Systems, Inc.                                                                        (1,272,704)
         (10,200) Vital Images, Inc.                                                                                    (184,314)
          (3,880) Watson Pharmaceuticals, Inc.                                                                          (105,303)
         (25,655) West Pharmaceutical Services, Inc.                                                                  (1,041,336)
         (35,026) Wright Medical Group, Inc.                                                                          (1,021,708)
                                                                                                                  --------------
                                                                                                                     (30,100,019)
                                                                                                                  --------------
      INDUSTRIALS - (4.1)%
         (57,800) AAR Corp.                                                                                           (2,198,134)
          (2,000) Alexander & Baldwin, Inc.                                                                             (103,320)
          (1,950) Ametek, Inc.                                                                                           (91,338)
         (26,600) Ball Corp.                                                                                          (1,197,000)
         (33,880) Barnes Group, Inc.                                                                                  (1,131,254)
          (1,980) Bemis Co., Inc.                                                                                        (54,212)
         (14,478) Black & Decker Corp.                                                                                (1,008,393)
          (9,400) Brady Corp., Class A                                                                                  (329,846)
          (4,153) Briggs & Stratton Corp.                                                                                (94,107)
          (4,300) Bristow Group, Inc.                                                                                   (243,595)
          (1,400) CH Robinson Worldwide, Inc.                                                                            (75,768)
         (19,000) Con-Way, Inc.                                                                                         (789,260)
          (7,200) Curtiss-Wright Corp.                                                                                  (361,440)
            (722) Cymer, Inc.                                                                                            (28,107)
          (2,300) Daktronics, Inc.                                                                                       (51,911)
         (25,350) Eagle Materials, Inc.                                                                                 (899,418)
          (2,700) Energizer Holdings, Inc.                                                                              (302,751)
          (6,200) Energy Conversion Devices, Inc.                                                                       (208,630)
          (7,100) Expeditors International Washington, Inc.                                                             (317,228)
          (9,700) FARO Technologies, Inc.                                                                               (263,646)
         (27,698) FEI Co.                                                                                               (687,741)
          (2,200) Flowserve Corp.                                                                                       (211,640)
          (2,785) Garmin, Ltd.                                                                                          (270,145)
          (1,800) General Cable Corp.                                                                                   (131,904)
         (28,300) General Electric Co.                                                                                (1,049,081)
         (30,538) Gerber Scientific, Inc.                                                                               (329,810)
         (15,300) Golar LNG, Ltd.                                                                                       (338,436)
         (15,888) Greatbatch, Inc.                                                                                      (317,601)
          (4,600) Hexcel Corp.                                                                                          (111,688)
         (13,407) Horizon Lines, Inc., Class A                                                                          (249,906)
         (10,500) IDEX Corp.                                                                                            (379,365)
          (4,600) Insituform Technologies, Inc.                                                                          (68,080)
          (2,418) Intermec, Inc.                                                                                         (49,110)
         (13,200) iRobot Corp.                                                                                          (238,656)
         (26,885) Itron, Inc.                                                                                         (2,580,153)
         (17,200) Kaman Corp.                                                                                           (633,132)
         (32,577) Kansas City Southern                                                                                (1,118,368)
          (7,500) Kaydon Corp.                                                                                          (409,050)
         (57,570) Kemet Corp.                                                                                           (381,689)
         (13,100) Layne Christensen Co.                                                                                 (644,651)
         (27,551) LeCroy Corp.                                                                                          (264,765)

          (4,000) Lindsay Corp.                                                                                         (282,760)
          (3,800) Matthews International Corp., Class A                                                                 (178,106)
          (8,600) Mine Safety Appliances Co.                                                                            (446,082)
          (4,000) Moog, Inc., Class A                                                                                   (183,240)
          (6,659) Newport Corp.                                                                                          (85,169)
         (15,933) Orbital Sciences Corp.                                                                                (390,677)
          (3,707) Owens Corning, Inc.                                                                                    (74,956)
         (13,800) Packaging Corp. Of America                                                                            (389,160)
         (45,800) Pactiv Corp.                                                                                        (1,219,654)
         (30,100) Pall Corp.                                                                                          (1,213,632)
          (6,500) Roper Industries, Inc.                                                                                (406,510)
         (27,700) Seaspan Corp.                                                                                         (678,373)
          (1,800) Snap-On, Inc.                                                                                          (86,832)
         (40,989) Sonoco Products Co.                                                                                 (1,339,521)
          (5,000) Stanley Works                                                                                         (242,400)
          (3,800) Stericycle, Inc.                                                                                      (225,720)
         (31,400) Sturm Ruger & Co., Inc.                                                                               (259,992)
          (9,300) Tetra Tech, Inc.                                                                                      (199,950)
          (5,000) Tidewater, Inc.                                                                                       (274,300)
            (975) Trane, Inc.                                                                                            (45,542)
          (6,400) Trimble Navigation, Ltd.                                                                              (193,536)
         (24,032) Trinity Industries, Inc.                                                                              (667,128)
          (3,200) Triumph Group, Inc.                                                                                   (263,520)
         (17,500) Universal Display Corp.                                                                               (361,725)
          (2,412) Universal Forest Products, Inc.                                                                        (71,058)
         (53,950) UTi Worldwide, Inc.                                                                                 (1,057,420)
         (34,350) Waste Management, Inc.                                                                              (1,122,215)
          (8,000) Watts Water Technologies, Inc., Class A                                                               (238,400)
          (5,990) Werner Enterprises, Inc.                                                                              (102,010)
                                                                                                                  --------------
                                                                                                                     (32,513,917)
                                                                                                                  --------------
      INFORMATION TECHNOLOGY - (4.0)%
         (50,350) ACI Worldwide, Inc.                                                                                   (958,664)
          (1,103) Advent Software, Inc.                                                                                  (59,672)
          (4,100) Altera Corp.                                                                                           (79,212)
         (41,608) Amkor Technology, Inc.                                                                                (354,916)
         (11,600) Anadigics, Inc.                                                                                       (134,212)
         (26,650) Analog Devices, Inc.                                                                                  (844,805)
          (7,500) Ansoft Corp.                                                                                          (193,875)
          (1,000) Apple, Inc.                                                                                           (198,080)
          (6,800) Blackboard, Inc.                                                                                      (273,700)
        (123,533) Borland Software Corp.                                                                                (371,834)
         (13,664) CACI International, Inc., Class A                                                                     (611,737)
         (10,800) Cadence Design Systems, Inc.                                                                          (183,708)
          (1,200) Cerner Corp.                                                                                           (67,680)
         (60,964) Cognizant Technology Solutions Corp., Class A                                                       (2,069,118)
          (4,300) Concur Technologies, Inc.                                                                             (155,703)
         (47,700) CSG Systems International, Inc.                                                                       (702,144)
         (54,690) Cypress Semiconductor Corp.                                                                         (1,970,481)
          (7,350) Diodes, Inc.                                                                                          (221,015)
          (7,800) DST Systems, Inc.                                                                                     (643,890)
          (3,400) Electronic Arts, Inc.                                                                                 (198,594)
          (7,100) Electronic Data Systems Corp.                                                                         (147,183)
         (51,349) EMC Corp.                                                                                             (951,497)
        (118,903) Emcore Corp.                                                                                        (1,819,216)
         (69,322) Epicor Software Corp.                                                                                 (816,614)
         (28,400) FalconStor Software, Inc.                                                                             (319,784)
          (5,559) Hutchinson Technology, Inc.                                                                           (146,313)
          (4,600) IHS, Inc.                                                                                             (278,576)
          (9,700) IMS, Health Inc.                                                                                      (223,488)
          (2,300) International Business Machines Corp.                                                                 (248,630)
         (26,900) Lexmark International, Inc., Class A                                                                  (937,734)
         (37,000) Linear Technology Corp.                                                                             (1,177,710)
         (40,044) Magma Design Automation, Inc.                                                                         (488,937)
          (4,120) Marvell Technology Group, Ltd.                                                                         (57,598)
         (40,004) Mentor Graphics Corp.                                                                                 (431,243)
         (37,800) Microchip Technology, Inc.                                                                          (1,187,676)
        (124,191) Micron Technology, Inc.                                                                               (900,385)

          (8,381) Microsemi Corp.                                                                                       (185,555)
          (8,400) MKS Instruments, Inc.                                                                                 (160,776)
         (21,400) MSC Software Corp.                                                                                    (277,986)
         (44,100) National Semiconductor Corp.                                                                          (998,424)
         (33,700) Network Appliance, Inc.                                                                               (841,152)
         (58,014) Nuance Communications, Inc.                                                                         (1,083,702)
         (11,700) Omnicell, Inc.                                                                                        (315,081)
         (72,900) Parametric Technology Corp.                                                                         (1,301,265)
         (12,000) Perot Systems Corp., Class A                                                                          (162,000)
         (13,000) Phase Forward, Inc.                                                                                   (282,750)
         (22,200) Pitney Bowes, Inc.                                                                                    (844,488)
         (15,208) PMC - Sierra, Inc.                                                                                     (99,460)
         (60,000) Qlogic Corp.                                                                                          (852,000)
         (52,100) Rambus, Inc.                                                                                        (1,090,974)
         (55,050) Red Hat, Inc.                                                                                       (1,147,242)
         (13,790) Salesforce.com, Inc.                                                                                  (864,495)
         (20,047) Skyworks Solutions, Inc.                                                                              (170,400)
         (12,100) THQ, Inc.                                                                                             (341,099)
          (3,100) Ultimate Software Group, Inc.                                                                          (97,557)
          (9,900) Unisys Corp.                                                                                           (46,827)
                                                                                                                  --------------
                                                                                                                     (31,588,857)
                                                                                                                  --------------
      MATERIALS - (1.6)%
          (9,700) Agrium, Inc.                                                                                          (700,437)
         (12,200) Alcoa, Inc.                                                                                           (445,910)
          (3,100) CF Industries Holdings, Inc.                                                                          (341,186)
          (1,733) Cabot Corp.                                                                                            (57,778)
          (6,900) Cameco Corp.                                                                                          (274,689)
          (4,500) Century Aluminum Co.                                                                                  (242,730)
          (3,700) Cleveland-Cliffs, Inc.                                                                                (372,960)
         (23,900) Ecolab, Inc.                                                                                        (1,223,919)
          (1,118) EI Du Pont De Nemours & Co.                                                                            (49,293)
         (15,000) Hercules, Inc.                                                                                        (290,250)
         (11,200) International Flavors & Fragrances, Inc.                                                              (539,056)
          (1,795) International Paper Co.                                                                                (58,122)
         (67,600) Ivanhoe Mines, Ltd.                                                                                   (725,348)
          (3,622) Louisiana-Pacific Corp.                                                                                (49,549)
          (5,700) MeadWestvaco Corp.                                                                                    (178,410)
          (9,400) Mosaic Co.                                                                                            (886,796)
          (8,823) Newmont Mining Corp.                                                                                  (430,827)
         (26,700) Northern Dynasty Minerals                                                                             (350,571)
         (20,050) Nucor Corp.                                                                                         (1,187,361)
          (6,000) Potash Corp. of Saskatchewan                                                                          (863,760)
            (977) PPG Industries, Inc.                                                                                   (68,615)
         (18,150) Sherwin-Williams Co.                                                                                (1,053,426)
         (36,250) Titanium Metals Corp.                                                                                 (958,813)
        (127,486) USEC, Inc.                                                                                          (1,147,374)
            (650) Vulcan Materials Co.                                                                                   (51,409)
          (3,213) Westlake Chemical Corp.                                                                                (61,015)
                                                                                                                  --------------
                                                                                                                     (12,609,604)
                                                                                                                  --------------
      TELECOMMUNICATION SERVICES - (2.5)%
          (7,138) ADC Telecommunications, Inc.                                                                          (110,996)
         (49,850) Adtran, Inc.                                                                                        (1,065,793)
         (31,800) Akamai Technologies, Inc.                                                                           (1,100,280)
         (28,245) Arris Group, Inc.                                                                                     (281,885)
          (1,494) Cablevision Systems Corp.                                                                              (36,603)
            (946) Cbeyond, Inc.                                                                                          (36,885)
          (9,224) Ciena Corp.                                                                                           (314,631)
          (2,200) Corning, Inc.                                                                                          (52,778)
        (217,355) Earthlink, Inc.                                                                                     (1,536,700)
            (998) EchoStar Communications Corp., Class A                                                                 (37,645)
         (20,350) Embarq Corp.                                                                                        (1,007,936)
         (22,982) Equinix, Inc.                                                                                       (2,322,791)
          (8,900) Gannett Co., Inc.                                                                                     (347,100)
          (3,350) Gaiam, Inc., Class A                                                                                   (99,428)
         (15,622) Global Crossing, Ltd.                                                                                 (344,465)
         (12,600) GSI Commerce, Inc.                                                                                    (245,700)

         (48,400) Harte-Hanks, Inc.                                                                                     (837,320)
         (29,700) Hearst-Argyle Television, Inc.                                                                        (656,667)
         (19,741) HLTH Corp.                                                                                            (264,529)
        (127,126) Interpublic Group of Cos., Inc.                                                                     (1,030,992)
         (11,600) Knot, Inc.                                                                                            (184,904)
          (2,117) Lamar Advertising Co.                                                                                 (101,764)
          (1,000) Leap Wireless International, Inc.                                                                      (46,640)
        (143,278) Level 3 Communications, Inc.                                                                          (435,565)
            (985) NeuStar, Inc., Class A                                                                                 (28,250)
         (18,033) NII Holdings, Inc.                                                                                    (871,355)
          (5,279) Nortel Networks Corp.                                                                                  (79,660)
        (185,810) ON Semiconductor Corp.                                                                              (1,649,993)
         (10,200) Openwave Systems, Inc.                                                                                 (26,520)
          (4,212) PAETEC Holding Corp.                                                                                   (41,067)
         (73,886) Powerwave Technologies, Inc.                                                                          (297,760)
          (3,000) priceline.com, Inc.                                                                                   (344,580)
         (69,864) RF Micro Devices, Inc.                                                                                (398,923)
          (4,100) SAVVIS, Inc.                                                                                          (114,431)
         (28,004) Symantec Corp.                                                                                        (451,985)
         (25,675) Symmetricom, Inc.                                                                                     (120,929)
         (34,350) Time Warner Telecom, Inc., Class A                                                                    (696,962)
         (53,600) Valueclick, Inc.                                                                                    (1,173,840)
         (15,698) VeriSign, Inc.                                                                                        (590,402)
                                                                                                                  --------------
                                                                                                                     (19,386,654)
                                                                                                                  --------------
      UTILITIES - (0.9)%
         (54,300) AES Corp.                                                                                           (1,161,477)
          (2,295) Ameren Corp.                                                                                          (124,412)
          (2,150) American Electric Power Co., Inc.                                                                     (100,104)
          (7,150) Aqua America, Inc.                                                                                    (151,580)
          (8,700) California Water Service Group                                                                        (322,074)
          (3,950) Centerpoint Energy, Inc.                                                                               (67,664)
         (15,300) Consolidated Edison, Inc.                                                                             (747,405)
         (40,700) DPL, Inc.                                                                                           (1,206,755)
          (4,500) Duke Energy Corp.                                                                                      (90,765)
          (8,200) Great Plains Energy, Inc.                                                                             (240,424)
          (6,200) Hawaiian Electric Industries, Inc.                                                                    (141,174)
          (2,000) New Jersey Resources Corp.                                                                            (100,040)
          (2,600) Nicor, Inc.                                                                                           (110,110)
          (2,700) Northeast Utilities                                                                                    (84,537)
          (7,700) Ormat Technologies, Inc.                                                                              (423,577)
          (2,500) Pepco Holdings, Inc.                                                                                   (73,325)
          (1,700) PG&E Corp.                                                                                             (73,253)
          (2,900) Pico Holdings, Inc.                                                                                    (97,498)
          (2,425) Pinnacle West Capital Corp.                                                                           (102,844)
          (3,900) Sierra Pacific Resources                                                                               (66,222)
         (28,300) Southern Co.                                                                                        (1,096,625)
          (2,900) Westar Energy, Inc.                                                                                    (75,226)
          (7,100) Xcel Energy, Inc.                                                                                     (160,247)
                                                                                                                  --------------
                                                                                                                      (6,817,338)
                                                                                                                  --------------

      TOTAL COMMON STOCK (COST $(279,117,055))                                                                      (267,772,752)
                                                                                                                  --------------

      MUTUAL FUNDS - (4.9)%
          (4,975) Consumer Discretionary Select Sector SPDR Fund                                                        (163,081)
          (7,593) Consumer Staples Select Sector SPDR Fund                                                              (217,236)
          (1,500) Energy Select Sector SPDR Fund                                                                        (118,815)
         (31,650) Financial Select Sector SPDR Fund                                                                     (917,850)
          (8,063) Health Care Select Sector SPDR Fund                                                                   (283,818)
         (10,163) Industrial Select Sector SPDR Fund                                                                    (397,170)
            (940) iShares Dow Jones US Energy Sector Index Fund                                                         (128,752)
          (1,500) iShares Dow Jones US Oil & Gas Exploration & Production Index Fund                                     (99,900)
         (11,140) iShares Dow Jones US Real Estate Index Fund                                                           (734,126)
            (795) iShares Dow Jones US Telecommunications Sector Index Fund                                              (23,468)
         (17,300) iShares FTSE/Xinhua China 25 Index Fund                                                             (2,948,785)
          (8,385) iShares Russell 2000 Growth Index Fund                                                                (701,657)
        (104,207) iShares Russell 2000 Index Fund                                                                     (7,924,942)
         (32,800) KBW Regional Banking ETF                                                                            (1,216,224)

         (42,825) Midcap SPDR Trust Series 1                                                                          (6,636,162)
         (34,960) Powershares QQQ                                                                                     (1,791,350)
          (1,962) Retail Holders Trust                                                                                  (183,153)
        (141,375) SPDR S&P Retail ETF                                                                                 (4,805,336)
         (37,255) SPDR Trust Series 1                                                                                 (5,448,544)
         (36,595) United States Oil Fund LP                                                                           (2,772,071)
         (15,375) Utilities Select Sector SPDR Fund                                                                     (651,900)
          (3,585) Vanguard Emerging Market ETF                                                                          (373,916)
                                                                                                                  --------------
       TOTAL MUTUAL FUNDS (COST $(39,841,538))                                                                       (38,538,256)
                                                                                                                  --------------
TOTAL SECURITIES SOLD SHORT - (38.8)% (COST $(318,958,593))                                                       $ (306,311,008)
                                                                                                                  ==============

--------------------------------------------------------------------------------
ABSOLUTE STRATEGIES FUND
SCHEDULE OF CALL OPTIONS WRITTEN
DECEMBER 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

    NUMBER OF     SECURITY                               STRIKE   EXPIRATION
    CONTACTS      DESCRIPTION                            PRICE    DATE             VALUE
    ---------     -----------                            ------   ----------    -----------
CALL OPTIONS WRITTEN - (0.2)%
             (20) Advanced Micro Devices                    20     1/21/2009    $      (600)
             (20) Amazon.com, Inc.                          30     1/21/2009       (127,900)
             (65) Americredit Corp.                         20     1/23/2008           (325)
             (12) Amgen, Inc.                               60     1/21/2009         (2,616)
             (12) Amgen, Inc.                               70     1/21/2009         (1,140)
             (20) Anadarko Petroleum Corp.                  40     1/21/2009        (54,800)
             (12) Apache Corp.                              60     1/21/2009        (60,060)
             (84) Apollo Group, Inc.                        80     5/21/2008        (43,680)
             (10) Apple, Inc.                               50     1/21/2009       (150,525)
             (40) Applied Materials, Inc.                   15     1/21/2009        (16,800)
             (12) Bank of America Corp.                     40     1/21/2009         (6,000)
             (10) Bear Stearns Co., Inc.                   130     1/21/2009         (3,200)
             (30) Bed Bath & Beyond, Inc.                   30     1/21/2009        (13,050)
             (12) Caterpillar, Inc.                         60     1/21/2009        (20,220)
             (10) Centex Corp.                              50     1/23/2008            (50)
             (12) Centex Corp.                              40     1/21/2009         (2,760)
             (20) Circuit City Stores, Inc.                 30     1/21/2009           (300)
             (40) Cisco Systems, Inc.                       15     1/21/2009        (51,600)
             (20) Comcast Corp.                             20     1/21/2009         (6,375)
             (20) Countrywide Financial Corp.               25     1/21/2009           (700)
             (20) Countrywide Financial Corp.               30     1/21/2009           (300)
             (16) Dell, Inc.                                20     1/23/2008         (7,520)
             (24) Dell, Inc.                                30     1/23/2008           (120)
             (12) DR Horton, Inc.                           30     1/23/2008            (60)
             (20) eBay, Inc.                                35     1/23/2008         (1,000)
            (240) eBay, Inc.                                38     1/23/2008         (3,600)
             (15) Fedex Corp.                              110     1/21/2009         (5,475)
             (62) Furniture Brands International, Inc.      15     4/23/2008           (620)
             (27) Garmin, Ltd.                              85     1/23/2008         (2,835)
              (1) General Electric Co.                      30     1/23/2008           (713)
              (4) Google, Inc.                             240     1/23/2008       (181,120)
             (20) Halliburton Co.                           30     1/21/2009        (20,000)
             (20) Hovnanian Enterprises, Inc.               35     1/23/2008           (100)
              (5) Hovnanian Enterprises, Inc.               50     1/23/2008            (25)
             (92) Joy Global, Inc.                          55     1/23/2008       (101,200)
             (12) Kohls Corp.                               50     1/21/2009         (6,780)
            (100) Kraft Foods, Inc.                         38     1/23/2008           (450)
             (12) Lennar Corp.                              50     1/23/2008            (60)
             (30) Lowe's Cos., Inc.                         25     1/21/2009         (7,725)
             (24) Lowe's Cos., Inc.                         30     1/21/2009         (2,760)
             (12) Merrill Lynch & Co., Inc.                 55     1/21/2009         (9,540)
             (20) Microsoft Corp.                           20     1/21/2009        (33,300)
             (12) Morgan Stanley                            50     1/21/2009        (18,660)
             (20) Nike, Inc.                                40     1/21/2009        (51,500)
            (175) Nokia Corp.                               35     1/23/2008        (66,500)
             (12) Procter & Gamble Co.                      50     1/21/2009        (29,640)
            (130) Pulte Homes, Inc.                         20     1/23/2008           (650)
            (120) Pulte Homes, Inc.                         23     1/23/2008           (600)
             (55) Pulte Homes, Inc.                         20     1/20/2010         (9,213)
             (38) Pulte Homes, Inc.                         18     1/23/2008           (190)
             (82) Pulte Homes, Inc.                         18     4/23/2008         (1,230)
            (225) Pulte Homes, Inc.                         10     7/23/2008        (54,563)
             (32) Pulte Homes, Inc.                         25     1/21/2009         (1,040)
             (12) Ryland Group, Inc.                        60     1/23/2008            (60)
             (10) Ryland Group, Inc.                        30     1/21/2009         (5,750)
             (12) Ryland Group, Inc.                        40     1/21/2009         (3,270)
             (10) Schlumberger, Ltd.                        60     1/21/2009        (41,500)
             (45) SLM Corp.                                 55     1/23/2008           (225)
             (12) Target Corp.                              40     1/21/2009        (17,880)
             (20) Toll Brothers, Inc.                       30     1/23/2008           (100)
             (12) United Technologies Corp.                 50     1/21/2009        (33,840)

             (20) Yahoo!, Inc.                              30     1/23/2008            (60)
TOTAL CALL OPTIONS WRITTEN - (0.2)%
                                                                                -----------
(PREMIUMS RECEIVED $(1,423,421))                                                $(1,284,475)
                                                                                ===========

ADR     American Depositary Receipt
FHLMC   Federal Home Loan Mortgage Corporation
FNMA    Federal National Mortgage Association
NM      Not material, less than 0.01%.
PLC     Public Limited Company
PO      Principal Only
REIT    Real Estate Investment Trust
(a)     Non-income producing security.
(b) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $19,940,611 or 2.5% of net assets.
(c)     Variable Rate Security.
(d) Securities are currently on default and are on scheduled interest or principal payment.
(e)     Zero coupon bond. Interest rate presented is yield to maturity.
(f) Debt obligation initially issued at one coupon rate which converts to a higher coupon rate at a specific date. The rate shown is the rate at period end.
(g) All or a portion of this security is held as collateral for securities sold short.
(h) Holders of Comdisco Holding Co., Inc. were issued contingent equity distribution rights pursuant to the Comdisco, Inc. First Amended Joint Plan of Reorganization. Accordingly, there is no associated strike price or expiration date.
(i) All or a portion of this security is held in connection with open put or call option contracts.

At December 31, 2007, the Fund held the following futures contract:

                                                                        NOTIONAL        NET
                                                         EXPIRATION     CONTRACT    APPRECIATION
    CONTRACT       TYPE                                     DATE         VALUE     (DEPRECIATION)
----------------   ----                                  ----------   ----------   --------------
             950   Short S&P 500 E-Mini Future            3/31/2008   70,167,000      1,102,000
              24   U.S. 5-year Note (CBT) Future          3/31/2008    2,646,750         (1,420)
               6   U.S. 2-year Note (CBT) Future          3/31/2008    1,261,500           (844)
               6   U.S. 10-year Note (CBT) Future         3/31/2008      680,344            984
               5   U.S. Long Bond (CBT) Future            3/31/2008      581,875          9,492
----------------                                                      ----------    -----------
             991                                                      75,337,469      1,110,212

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

                      Gross Unrealized Appreciation                                $ 76,042,680
                      Gross Unrealized Depreciation                                 (49,621,899)
                                                                                   ------------
                      Net Unrealized Appreciation (Depreciation)                   $ 26,420,781
                                                                                   ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

--------------------------------------------------------------------------------
AUSTIN GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

            SHARES               SECURITY DESCRIPTION                   VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 104.8%

            BELGIUM - 3.4%
    18,840  Nationale A Portefeuille                                $ 1,354,104
    38,309  RHJ International (a)                                       626,412
                                                                    ------------
                                                                      1,980,516
                                                                    ------------

            BERMUDA - 1.5%
    40,000  Golar LNG, Ltd.                                              884,800
                                                                    ------------
            CANADA - 11.0%
   105,000  Canfor Corp. (a)                                             922,462
    39,000  EnCana Corp.                                               2,650,440
     3,000  Fairfax Financial Holdings, Ltd.                             858,390
    31,500  Fording Canadian Coal Trust                                1,215,900
     7,300  Suncor Energy, Inc.                                          793,729
                                                                    ------------
                                                                       6,440,921
                                                                    ------------

            FRANCE - 5.8%
    10,000  Cap Gemini SA                                                627,783
     2,500  CNP Assurances                                               324,805
     5,000  Eurazeo                                                      640,558
     1,000  Group Danone                                                  89,642
     6,000  L'Oreal SA                                                   858,282
     4,017  Remy Cointreau SA                                            285,948
     4,000  Schneider Electric SA                                        541,237
                                                                    ------------
                                                                       3,368,255
                                                                    ------------

            GERMANY - 4.0%
    14,000  Henkel KGaA                                                  713,337
    85,000  Infineon Technologies AG (a)                               1,007,665
     4,551  Merck KGAA                                                   592,471

                                                                    ------------
                                                                      2,313,473
                                                                    ------------

            GREECE - 0.8%
     7,500  Coca-Cola Hellenic Bottling Co. SA                           324,111
    76,000  Sciens International Investments and Holdings SA             150,901

                                                                    ------------
                                                                        475,012
                                                                    ------------

            HONG KONG - 16.9%
   120,000  Cheung Kong Holdings, Ltd.                                 2,219,287
    55,000  Guoco Group, Ltd.                                            736,428
   125,000  Hang Lung Properties, Ltd.                                   565,915
   160,000  Henderson Land Development Co., Ltd.                       1,507,227
   160,000  Hutchison Whampoa, Ltd.                                    1,815,034
    44,172  Jardine Matheson Holdings, Ltd.                            1,223,564
   220,000  Liu Chong Hing Investment                                    313,193
    15,500  Orient Overseas International, Ltd.                          114,703
   250,000  Swire Pacific, Ltd., Class B                                 663,708

   221,000  Wheelock & Co., Ltd.                                         680,253
                                                                    ------------
                                                                       9,839,312
                                                                    ------------

            ITALY - 1.0%
    60,893  Davide Campari-Milano SpA                                    582,304
                                                                    ------------

            JAPAN - 10.1%
    38,000  Chudenko Corp.                                               700,767
    32,000  Millea Holdings, Inc.                                      1,082,604
    65,000  Mitsui Sumitomo Insurance Co., Ltd.                          634,630
   220,000  Nippon Sheet Glass Co., Ltd.                               1,127,294
    30,400  Nissin Healthcare Food Service Co., Ltd.                     348,099
    10,000  T Hasegawa Co., Ltd.                                         157,132
    44,000  Toyota Industries Corp.                                    1,804,460
                                                                    ------------
                                                                       5,854,986
                                                                    ------------

            MEXICO - 1.5%
    15,000  Cemex SAB de CV (a)                                          387,750
   150,000  Embotelladoras Arca SAB de CV                                512,298
                                                                    ------------
                                                                         900,048
                                                                    ------------

            NETHERLANDS - 5.3%
     9,000  Akzo Nobel NV                                                719,921
    10,000  Chicago Bridge & Iron Co. NV                                 604,400
    31,000  Heineken Holding NV                                        1,752,872
                                                                    ------------
                                                                       3,077,193
                                                                    ------------
            NORWAY - 2.2%
    30,000  Farstad Shipping A/S                                         817,198
   700,000  Marine Harvest (a)                                           449,643
                                                                    ------------
                                                                       1,266,841
                                                                    ------------

            SOUTH KOREA - 2.9%
     2,769  Nong Shim Holdings Co., Ltd.                                 227,755
     5,500  SK Telecom Co., Ltd.                                       1,462,906
                                                                    ------------
                                                                       1,690,661
                                                                    ------------

            SWEDEN - 2.3%
    61,000  Investor AB, Class A                                       1,347,011
                                                                    ------------

            SWITZERLAND - 9.4%
    11,000  Compagnie Financiere Richemont SA, Class A                   754,269
     3,000  Medisize Holding AG                                          211,799
     3,600  Nestle SA                                                  1,652,032
    37,000  Novartis AG                                                2,027,710
     7,507  Pargesa Holding SA                                           838,049
                                                                    ------------
                                                                       5,483,859
                                                                    ------------

            TAIWAN - 1.0%
 3,500,000  Hotung Investment Holdings, Ltd.                             577,500
                                                                    ------------
            UNITED KINGDOM - 5.5%
   135,000  Brit Insurance Holdings PLC                                  614,063
     9,069  British Land Co. PLC                                         170,230
    12,000  Diageo PLC, ADR                                            1,029,960
    45,000  HSBC Holdings PLC                                            752,607
     7,000  Lighthouse Caledonia ASA (a)                                   6,648
     1,500  Rio Tinto PLC, ADR                                           629,850
                                                                    ------------
                                                                       3,203,358
                                                                    ------------
            UNITED STATES - 20.2%
    44,000  Applied Materials, Inc.                                      781,440
    40,000  AVX Corp.                                                    536,800
    10,000  Boston Scientific Corp. (a)                                  116,300
    40,500  Bristol-Myers Squibb Co.                                   1,074,060
     2,500  Burlington Northern Santa Fe Corp.                           208,075
    18,000  General Electric Co.                                         667,260
    40,000  Intel Corp.                                                1,066,400
    15,000  Liberty Media - Interactive, Class A (a)                     286,200
    30,000  Mueller Water Products, Inc., Class A                        285,600
    30,000  News Corp., Class A                                          614,700
    44,000  Schering-Plough Corp.                                      1,172,160
    35,000  Spectra Energy Corp.                                         903,700
     5,000  St. Joe Co.                                                  177,550
     7,500  Tejon Ranch Co. (a)                                          306,375
    60,000  Time Warner, Inc.                                            990,600
     7,000  United Parcel Service, Inc., Class B                         495,040
    26,000  Wal-Mart Stores, Inc.                                      1,235,780
    10,000  Watts Water Technologies, Inc., Class A                      298,000
     3,100  Wynn Resorts, Ltd.                                           347,603
    11,876  Xerox Corp.                                                  192,272
                                                                    ------------
                                                                      11,755,915
                                                                    ------------
 Total Common Stock (Cost $46,105,509)                                61,041,965
                                                                    ------------
 PREFERRED STOCK - 0.3%
            UNITED STATES - 0.3%
     3,650  Tri-Continental Corp., 0.63% (Cost $162,259)                 156,220
                                                                    ------------
 Total Investments - 105.1%  (Cost $46,267,768)*                    $ 61,198,185
 Other Asset and Liabilities, Net - (5.1%)                           (2,975,929)
                                                                    ------------

 NET ASSETS - 100.0%                                                $ 58,222,256
                                                                    ============
 ADR   American Depositary Receipt.
 (a)   Non-income producing security.

 * Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

       Gross Unrealized Appreciation                $ 16,276,983
       Gross Unrealized Depreciation                  (1,346,566)
                                                    ------------
       Net Unrealized Appreciation (Depreciation)   $ 14,930,417
                                                    ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

--------------------------------------------------------------------------------
MERK HARD CURRENCY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

             Principal           Security Description                   Currency    Rate       Maturity    Value in USD
             ---------           --------------------                   --------  ----------   --------   -------------
FOREIGN BONDS - 64.4%

AUTO - 0.6%
             1,000,000 Toyota Credit Canada, Inc. Series EMTN             EUR          3.00%   06/24/08      $ 1,448,300
                                                                                                           -------------
BANKS - 0.6%
             8,900,000 Landesbank Schleswig-Holstein Girozentral
             Series EMTN                                                  SEK           4.50   01/10/08        1,376,622
                                                                                                           -------------
ENERGY - 3.9%
             9,049,000 Total Capital SA Series EMTN                       CAD           4.25   02/19/08        9,101,826
                                                                                                           -------------
NON-US GOVERNMENT - AUSTRIA - 11.3%
             18,000,000 Austria Government Bond Series 981                EUR           5.00   01/15/08       26,286,833
                                                                                                           -------------
NON-US GOVERNMENT - BELGIUM - 3.8%
             6,000,000 Belgium Government Bond Series 16                  EUR           7.50   07/29/08        8,924,570
                                                                                                           -------------
NON-US GOVERNMENT - FINLAND - 3.7%
             6,000,000 Finland Government Bond                            EUR           3.00   07/04/08        8,710,131
                                                                                                           -------------
NON-US GOVERNMENT - GERMANY - 6.9%
             2,000,000 Bundesobligation Series 141                        EUR           4.25   02/15/08        2,920,280
             9,000,000 Bundesrepublik Deutschland Series 98               EUR           5.25   01/04/08       13,140,499
                                                                                                           -------------
                                                                                                              16,060,779
                                                                                                           -------------
NON-US GOVERNMENT - NETHERLANDS - 0.6%
             1,000,000 Netherlands Government Bond                        EUR           2.50   01/15/08        1,459,114
                                                                                                           -------------
NON-US GOVERNMENT - NEW ZEALAND - 1.0%
             12,450,000 New Zealand Government Series EMTN                NOK           6.25   01/30/08        2,291,314
                                                                                                           -------------
NON-US GOVERNMENT - SWEDEN - 0.6%
             9,000,000 Sweden Government Bond Series 1040                 SEK           6.50   05/05/08        1,402,162
                                                                                                           -------------
NON-US GOVERNMENT - SWITZERLAND - 10.4%
             27,500,000 Switzerland Government Bond                       CHF           4.25   01/08/08       24,276,567
                                                                                                           -------------
NON-US GOVERNMENT - UNITED KINGDOM - 4.3%
             5,000,000 United Kingdom Gilt                                GBP           5.00   03/07/08        9,931,711
                                                                                                           -------------
SOVEREIGN - 10.5%
             4,100,000 Kommunekredit Series EMTN                          CHF           3.00   11/19/08        3,622,437
             2,700,000 Landwirtschaftliche Rentenbank Series EMTN         CHF           1.75   02/12/08        2,380,143
             1,400,000 Landwirtschaftliche Rentenbank Series EMTN         CHF           1.75   02/12/08        1,234,149
             4,000,000 New South Wales Treasury Corp. Series 08RG         AUD           8.00   03/01/08        3,510,180
             4,305,000 Province of British Columbia Canada Serie          CAD           4.25   03/10/08        4,330,305
             4,006,000 Province of Ontario Canada Series EMTN             AUD           4.75   03/07/08        3,493,629
             4,000,000 State of Baden-Wuerttemberg Series 61              EUR           3.25   01/29/08        5,833,804
                                                                                                           -------------
                                                                                                              24,404,647
                                                                                                           -------------
SUPRANATIONAL - 3.2%
             28,000,000 Eurofima Series EMTN                              SEK           5.63   02/05/08        4,332,942
              3,400,000 European Investment Bank                          CHF           3.75   01/21/08        3,002,166
                                                                                                           -------------
                                                                                                               7,335,108
                                                                                                           -------------

UTILITIES - 3.0%
             8,000,000 Electricite de France Series EMTN                  AUD           6.00   05/06/08        6,973,477
                                                                                                           -------------
Total Foreign Bonds (Cost $146,558,635)                                                                      149,983,161
                                                                                                           -------------
FOREIGN TREASURY SECURITIES (A) - 20.9%

NON-US GOVERNMENT - CANADA - 10.1%
             8,500,000 Canadian Treasury Bill                             CAD      3.86-4.04   03/20/08        8,482,807
             15,000,000 Canadian Treasury Bill                            CAD           3.84   01/10/08       15,079,551
                                                                                                           -------------
                                                                                                              23,562,358
                                                                                                           -------------
NON-US GOVERNMENT - FRANCE - 3.7%
             6,000,000 French Treasury Note                               EUR           3.00   07/12/08        8,706,320
                                                                                                           -------------

NON-US GOVERNMENT - NETHERLANDS - 3.1%
             5,000,000 Dutch Treasury Certificate                         EUR           4.02   01/31/08        7,278,706
                                                                                                           -------------
NON-US GOVERNMENT - NORWAY - 4.0%
             51,000,000 Norway Treasury Bill                              NOK      4.80-4.95   06/18/08        9,177,409
                                                                                                           -------------
Total Foreign Treasury Bills (Cost $48,738,687)                                                               48,724,793
                                                                                                           -------------
US TREASURY BILLS (A) - 0.9%

US GOVERNMENT
             2,000,000 U.S. Treasury Bill (Cost $1,996,116)               USD           3.05   01/24/08        1,996,788
                                                                                                           -------------

             Shares
             ------
EXCHANGE TRADED FUND - 6.6%
              186,400 streetTRACKS Gold Trust (Cost $12,505,356)                                              15,351,904
                                                                                                           -------------
             Principal
             ---------

MONEY MARKET DEPOSIT ACCOUNT - 0.8%
             $1,766,751 Citibank Money Market Deposit Account,
             4.13% (Cost $1,766,751)                                                                           1,766,751
                                                                                                           -------------
TIME DEPOSITS - 2.6%
             4,178,031 Euro Time Deposit (Cost $5,698,090)                EUR           3.96   01/03/08        6,099,760
                                                                                                           -------------

Total Investments - 96.2% Cost ($217,263,635)*                                                             $ 223,923,157
                                                                                                           -------------

FOREIGN CURRENCIES - 4.4%:
  Australian Dollar - 0.2%                                                                                       525,785
  British Sterling Pound - 0.0%                                                                                   36,655
  Canadian Dollar - 1.7%                                                                                       3,916,079
  Euro - 0.5%                                                                                                  1,249,313
  New Zealand Dollar - 0.9%                                                                                    2,183,411
  Norwegian Krone - 0.1%                                                                                         237,823
  Swedish Krona - 0.5%                                                                                         1,105,165
  Swiss Franc - 0.5%                                                                                           1,124,695
                                                                                                           -------------
Total Foreign Currencies (Cost $10,295,218)                                                                   10,378,926
                                                                                                           -------------

Other Assets and Liabilities, Net - (0.6)%                                                                   (1,508,205)
                                                                                                           -------------
NET ASSETS - 100.0%                                                                                        $ 232,793,878
                                                                                                           =============

(a)  Rates shown are annualized yields at time of purchase.

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

EUR  Euro

NOK  Norwegian Krona

NZD  New Zealand Dollar

SEK  Swedish Krona

EMTN European Medium Term Note

INTL International

At December 31, 2007, the Fund held the following futures contracts:

                                                          Notional    Net Unrealized
Contracts   Type                  Expiration Date     Contract Value   Appreciation
---------   -------------------   -----------------   --------------   ------------
   51       Gold 100 Oz. Future   February 29, 2008       $4,273,800       $107,380

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                       $ 7,768,876
Gross Unrealized Depreciation                                        (1,109,354)
                                                                    -----------
Net Unrealized Appreciation (Depreciation)                          $ 6,659,522
                                                                    ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

--------------------------------------------------------------------------------
PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                             SECURITY
   SHARES                    DESCRIPTION                                   VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 100.8%

COMMUNICATIONS - 1.1%
   10,000 eBay, Inc.(a)                                                $ 331,900
                                                                       ---------

CONSUMER CYCLICAL - 17.9%
   12,000 Best Buy Co., Inc.                                             631,800
   20,000 Harley-Davidson, Inc.                                          934,200
   25,000 Home Depot, Inc.                                               673,500
   25,000 Johnson Controls, Inc.                                         901,000
   32,000 Thor Industries, Inc.                                        1,216,320
   31,500 TJX Cos., Inc.                                                 904,995
                                                                       ---------
                                                                       5,261,815
                                                                       ---------

CONSUMER STAPLES - 5.8%
   10,000 Altria Group, Inc.                                             755,800
   20,000 Wal-Mart Stores, Inc.                                          950,600
                                                                       ---------
                                                                       1,706,400
                                                                       ---------

ENERGY - 15.1%
   10,000 Anadarko Petroleum Corp.                                       656,900
   29,000 Chesapeake Energy Corp.                                      1,136,800
   11,000 Chevron Corp.                                                1,026,630
   12,000 ConocoPhillips                                               1,059,600
    6,000 Exxon Mobil Corp.                                              562,140
                                                                       ---------
                                                                       4,442,070
                                                                       ---------

FINANCIAL - 16.1%
   11,100 American International Group, Inc.                             647,130
   14,000 Bank of America Corp.                                          577,640
   15,000 Citigroup, Inc.                                                441,600
   12,000 Duke Realty Corp. REIT                                         312,960
   35,000 First Marblehead Corp.                                         535,500
   10,000 Hospitality Properties Trust REIT                              322,200
   20,000 JPMorgan Chase & Co.                                           873,000
   20,000 Washington Mutual, Inc.                                        272,200
   25,000 Wells Fargo & Co.                                              754,750
                                                                       ---------
                                                                       4,736,980
                                                                       ---------

--------------------------------------------------------------------------------
PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

HEALTH CARE - 13.8%
   15,000 Amgen, Inc.(a)                                                 696,600
   20,000 Covidien, Ltd.                                                 885,800
   24,000 Johnson & Johnson                                            1,600,800
   17,000 Medtronic, Inc.                                                854,590
                                                                      ----------
                                                                       4,037,790
                                                                      ----------

INDUSTRIALS - 14.3%
    8,000 3M Co.                                                         674,560
    9,000 General Dynamics Corp.                                         800,910
   30,000 Graco, Inc.                                                  1,117,800
   18,000 Ingersoll-Rand Co., Ltd., Class A                              836,460
   10,000 United Technologies Corp.                                      765,400
                                                                      ----------
                                                                       4,195,130
                                                                      ----------
TECHNOLOGY - 16.7%
   36,000 Cisco Systems, Inc.(a)                                        974,520
    8,000 IBM                                                           864,800
   42,000 Intel Corp.                                                  1,119,720
   26,000 Nokia OYJ, ADR                                                 998,140
   42,000 Oracle Corp.(a)                                                948,360
                                                                      ----------
                                                                       4,905,540
                                                                      ----------

Total Common Stock (cost $24,647,550)                                 29,617,625
                                                                      ----------

PRINCIPAL                                      RATE       MATURITY
--------------------------------------------   ----       --------
MORTGAGE-BACKED SECURITIES - 0.0%
   $3,574 GNMA Pool 394795 (cost $3,596)       7.50%       10/15/10        3,677
                                                                    ------------
SHORT-TERM INVESTMENTS - 0.0%
SHARES
------
MONEY MARKET FUND - 0.0 %
   5,717 CitiSM Institutional Trust Liquid Reserves, Class A, 4.90%        5,717
                                                                    ------------

Total Short-Term Investments (cost $5,717)                                 5,717
                                                                    ------------

TOTAL INVESTMENTS - 100.8% (COST $24,656,863)*                      $ 29,627,019
Other Assets and Liabilities, Net - (0.8)%                             (239,020)
                                                                    ------------
NET ASSETS - 100.0%                                                 $ 29,387,999
                                                                    ============

ADR  American Depositary Receipt

GNMA Government National Mortgage Association

REIT Real Estate Investment Trust

(a)  Non-income producing security

*Cost for Federal income tax purposes is substantially the same as for financial

--------------------------------------------------------------------------------
PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                         $7,019,884
Gross Unrealized Depreciation                                        (2,049,728)
                                                                     -----------
Net Unrealized Appreciation (Depreciation)                            $4,970,156
                                                                     ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant's Principal Executive and Principal Financial Officers have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS


By: /s/ Simon D. Collier
    --------------------------------
    Simon D. Collier,
    Principal Executive Officer

Date: 2/29/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Simon D. Collier
    --------------------------------
    Simon D. Collier,
    Principal Executive Officer

Date: 2/29/08


By: /s/ Trudance L.C. Bakke
    --------------------------------
    Trudance L.C. Bakke, Principal
    Financial Officer

Date: 2/29/08